                                                      Registration Nos. 33-49098
                                                                       811-06719

              As filed with the Securities and Exchange Commission
                                on April 27, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Post-Effective Amendment No. 55                                         [X]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  [X]
   COMPANY ACT OF 1940

     Amendment No. 56                                                        [X]

                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 434 Fayetteville Street Mall, Raleigh, NC 27601
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872

                          Keith F. Karlawish, President

                                   BB&T Funds
                 434 Fayetteville Street Mall, Raleigh, NC 27601
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                Ropes & Gray LLP
               One Metro Center, 700 12th Street, N.W., Suite 900
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2007 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(i)

[ ]  on [ ] pursuant to paragraph (a)(i)

[ ]  75 days after filing pursuant to paragraph (a)(ii)

[ ]  on [ ] pursuant to paragraph (a)(ii)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

                                [BB&T FUNDS LOGO]

                                   PROSPECTUS

                                EQUITY INDEX FUND

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES

                                   MAY 1, 2007



                                   QUESTIONS?

                               Call 1-800-228-1872
                        or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

           BB&T FUNDS                    TABLE OF CONTENTS




                      [ICON]    RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------
Carefully review                   3   Overview
this important                     5   Equity Index Fund
section which
summarizes the
Fund's investments,
risks, past
performance, and
fees.

                      [ICON]    ADDITIONAL INVESTMENT STRATEGIES AND RISKS

-------------------------------------------------------------------------------
Review this section                8   Investment Practices
for information on                 9   Investment Risks
investment
strategies and their
risks.

                      [ICON]    FUND MANAGEMENT
-------------------------------------------------------------------------------
Review this section               11   The Investment Adviser
for details on the                12   The Distributor and Administrator
people and
organizations who
oversee the Fund.

                      [ICON]    SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
Review this section               13   Choosing a Share Class
for details on how                14   Pricing of Fund Shares
shares are valued,                15   Purchasing and Adding to Your Shares
how to purchase,                  18   Selling Your Shares
sell and exchange                 20   General Policies on Selling Shares
shares, related                   21   Distribution Arrangements/Sales Charges
charges, and                      24   Distribution and Service (12b-1) Fees
payments of                       25   Exchanging Your Shares
dividends and                     26   Market Timing Policies
distributions.                    26   Dividends, Distributions and Taxes
                                  27   Additional Information About the Fund

                      [ICON]    OTHER INFORMATION ABOUT THE FUND
-------------------------------------------------------------------------------
                                  28   Financial Highlights

[ICON]RISK/RETURN SUMMARY AND FUND EXPENSES                             OVERVIEW



THE FUND              BB&T Funds is a mutual fund family that offers different
                      classes of shares in separate investment portfolios ("BB&T
                      Funds"). The Funds have individual investment goals and
                      strategies. This prospectus gives you important information about the Class A Shares, Class B Shares, and Class C Shares of the BB&T Equity Index Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

                      The Equity Index Fund described in this prospectus is a
                      mutual fund. A mutual fund pools shareholders' money and,
                      using professional investment managers, invests it in
                      securities like stocks and bonds. Before you look at the
                      Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                      INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A
                      DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST COMPANY,
                      BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT IS NOT
                      INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                      Each of the BB&T Funds has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that each BB&T Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                      The portfolio manager invests the Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and
                      companies, or selecting instruments may cause a Fund to
                      underperform other funds with similar objectives.

  RISK/RETURN SUMMARY AND FUND EXPENSES                       OVERVIEW


                       EQUITY INDEX FUND




                      This Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of common stocks represented in the Standard & Poor's 500(R) Index (the "S&P 500(R)
                      Index"(1)).

WHO MAY WANT TO       Consider investing in this Fund if you are:
INVEST

                        - seeking a long-term goal such as retirement

                        - looking to add a growth component to your portfolio

                        - willing to accept the risks of investing in the stock
                          markets

                      This Fund may not be appropriate if you are:

                        - pursuing a short-term goal or investing emergency
                          reserves

                        - uncomfortable with an investment that will fluctuate in
                          value



  (1) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

  RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY INDEX FUND


                       RISK/RETURN SUMMARY




INVESTMENT OBJECTIVE  The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Index.


PRINCIPAL INVESTMENT  To pursue this goal, the Fund presently invests all of its
STRATEGIES            assets in the S&P 500(R) Index Master Portfolio ("Master
                      Portfolio"), which is a series of Master Investment
                      Portfolio, an open end, management investment company. The
                      Master Portfolio has substantially the same investment
                      objective as the Fund. For simplicity's sake, all discussions of the Fund's investment objective, strategies, and risks
                      refer also to the Master Portfolio's objective, strategies, and risks, unless otherwise indicated.

                      The Master Portfolio seeks to replicate the total return performance of the S&P 500(R) Index, which is a widely used measure of large U.S. company stock performance. The S&P
                      500(R) Index consists of the common stocks of 500 major corporations selected according to:

                        - Size

                        - Frequency and ease of stock trading, and

                        - Representation of the size and diversity of the American economy.

                      The weightings of stocks in the S&P 500(R) Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares
                      outstanding. The percentage of the Fund's assets invested in a given stock is approximately the same as the percentage
                      such stock represents in the S&P 500(R) Index. Consequently, the Fund, through its investment in the Master Portfolio, is invested in all the securities that make up the S&P 500(R)
                      Index and holds those securities in amounts that match their weighting in the S&P 500(R) Index.


PRINCIPAL INVESTMENT  Your investment in the Fund may be subject to the following
RISKS                 principal risks:

                      INDEX INVESTING: The Fund attempts to track the performance of the S&P 500(R) Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

                      MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                      decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                      value of your investment will tend to increase or decrease in response to these movements.

                      INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- stocks in the S&P
                      500(R) Index -- will underperform other kinds of investments or market averages.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see "Additional Investment Strategies and Risks" on pages 8-10.

  RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY INDEX FUND



  The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate the Fund's volatility. The table below it compares the Fund's adjusted performance, over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.



  The returns for the Fund shown in the bar chart will differ from Class B Share, and Class C Share returns of the Fund because of differences in expenses of each class. The table below assumes that Class B and Class C shareholders redeem all of their fund shares at the end of the period indicated.

           PERFORMANCE BAR CHART AND TABLE(1, 2)
           YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
           (in percents)


97                           32.3
98                          27.70
99                          20.10
2000                        -9.69
01                         -12.24
02                         -22.56
03                          28.28
04                          10.23
05                           4.43
06                          15.15


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.
          Best quarter:     21.07%   12/31/98
          Worst quarter:    -17.27%    9/30/02



                                   AVERAGE ANNUAL TOTAL RETURNS
                                   (for the periods ended
                                   December 31, 2006)(1)





                                       1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION


                                       ----------------------------------------------
 CLASS A SHARES (WITH 5.75% SALES
 CHARGE)(2)                                                            (7/02/93)(7)
-------------------------------------------------------------------------------------
    RETURN BEFORE TAXES                 8.55%    4.42%      7.17%    9.76%-----------
    RETURN AFTER TAXES ON
          DISTRIBUTIONS(3)              8.31%    4.12%      6.98%    9.62%-----------
    RETURN AFTER TAXES ON
          DISTRIBUTIONS AND SALE OF
          FUND SHARES(3)                5.85%    3.67%      6.24%         8.76%
-------------------------------------------------------------------------------------
 CLASS B SHARES(4)
 (WITH APPLICABLE CONTINGENT
 DEFERRED SALES CHARGE) -------------
   RETURN BEFORE TAXES                 10.35%    4.70%      6.95%    9.39% ----------
 CLASS C SHARES(5)
 (WITH APPLICABLE CONTINGENT
 DEFERRED SALES CHARGE)
-------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                 14.28%    5.14%      7.05%    9.47%-----------
-------------------------------------
 S&P 500(R) INDEX
 (REFLECTS NO DEDUCTIONS FOR FEES,
 EXPENSES, OR TAXES)                   15.78%    6.18%      8.42%       10.98%(6)
-------------------------------------------------------------------------------------





(1) Both the bar chart and table assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.


(2) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.

(3 )After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.


(4) Performance data for the period prior to the commencement of operations of Class B Shares on September 11, 2000, has been adjusted to reflect the maximum contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class B Shares of the Fund.



(5) Performance data for the period prior to the commencement of operations of Class C Shares on May 1, 2001 is based on the performance of Class B Shares. All prior class performance has been adjusted to reflect the maximum contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class C Shares of the Fund.


(6) Since June 30, 1993.


(7) Date on which the Master Portfolio commenced operations.

  RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY INDEX FUND



  As an investor in the Equity Index Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets and are reflected in the share price.

  ------------------------------------------------------------------------------
  CONTINGENT DEFERRED SALES CHARGE

  Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

  ------------------------------------------------------------------------------

                               FEES AND EXPENSES*





SHAREHOLDER TRANSACTION EXPENSES          CLASS A  CLASS B  CLASS C
(FEES PAID BY YOU DIRECTLY)(1)             SHARES   SHARES   SHARES
Maximum Sales Charge (load) on Purchases  5.75%(2)    None     None
--------------------------------------------------------------------

Maximum Deferred Sales Charge (load)         None  5.00%(3) 1.00%(4)
--------------------------------------------------------------------
Redemption Fee(5)                            None     None     None


ANNUAL FUND OPERATING EXPENSES(6) (FEES   CLASS A  CLASS B  CLASS C
PAID FROM FUND ASSETS)                     SHARES   SHARES   SHARES
Management Fee                              0.05%    0.05%    0.05%
--------------------------------------------------------------------
Distribution and Service
(12b-1) Fee(7)                              0.50%    1.00%    1.00%
--------------------------------------------------------------------
Other Expenses                              0.29%    0.29%    0.29%
--------------------------------------------------------------------
Total Annual Fund Operating Expenses(7)     0.84%    1.34%    1.34%
--------------------------------------------------------------------
  Fee Waivers or
  Expense/Reimbursement(7)                 -0.25%    0.00%    0.00%
--------------------------------------------------------------------
Net Fund Operating Expenses(7)              0.59%    1.34%    1.34%
--------------------------------------------------------------------



(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.

(2) Lower sales charges are available depending upon the amount invested. There is no initial charge on purchases of $1 million or more. However, as of May 1, 2007, a contingent deferred sales charge ("CDSC") is applicable to redemptions within two years of purchase for investments of $1 million or more. See "Distribution Arrangements."

(3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

(5) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(6) Net Fund Operating Expenses, including Total Annual Fund Operating Expenses, include the Fund's and Master Portfolio's fees and expenses.

(7) The Fund's Distributor has contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2007 through April 30, 2008. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for each class are expected to be: Class A Shares, 0.55%, Class B Shares, 1.30%, Class C Shares, 1.30%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.


  Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      - $10,000 investment

      - 5% annual return

      - redemption at the end of each period

      - no changes in the Fund's operating expenses



  Because this example is hypothetical and for comparison only, your actual costs will be different.

                                EXPENSE EXAMPLE*



                                              1       3        5        10
EQUITY INDEX FUND                           YEAR    YEARS    YEARS     YEARS


CLASS A SHARES                              $632     $804     $991    $1,531
-----------------------------------------------------------------------------
CLASS B SHARES
Assuming Redemption                         $536     $725     $834    $1,476
Assuming No Redemption                      $136     $425     $734    $1,476
-----------------------------------------------------------------------------
CLASS C SHARES
Assuming Redemption                         $136     $425     $734    $1,613
Assuming No Redemption                      $136     $425     $734    $1,613
-----------------------------------------------------------------------------
* These examples reflect the fees and expenses of both the Fund and the
Master Portfolio.

[MAGNIFYING GLASS PICTURE]ADDITIONAL INVESTMENT STRATEGIES AND RISKS


  EQUITY INDEX FUND


  TRACKING. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. Under normal market conditions, at least 90% of the Master Portfolio's assets, including any borrowing for investment purposes, are invested in securities comprising the S&P 500(R) Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500(R) Index. It does not seek to "beat" the market it tracks. Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser, makes no attempt to apply economic, financial, or market analysis when managing the Master Portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio's holdings implies no opinion as to its attractiveness as an investment.


  As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in the securities comprising an equity index selected by the Adviser or another investment company that invests substantially all of its assets in such an index. This policy will not be changed without 60 days' advance notice to shareholders.

  INVESTING IN INDEXES. Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500(R) Index.

  INVESTING IN ETFS, FUTURES, AND OPTIONS. The Master Portfolio may invest in Exchange Traded Funds ("ETFs"), futures contracts and options on futures contracts, including stock index futures and options thereon, to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money. The Master Portfolio may invest in high-quality money market instruments to provide liquidity.


  MASTER/FEEDER STRUCTURE. While BB&T Asset Management ("BB&T Asset Management" or the "Adviser") is the Fund's named Investment Adviser, BB&T Asset Management receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.


  FEEDER FUND EXPENSES. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

  FEEDER FUND RIGHTS. Under the master/feeder structure, the Fund's Investment Adviser may withdraw the Fund's assets from the Master Portfolio if the Fund's Board of Trustees determines that doing so is in shareholders' best interests. If the Investment Adviser withdraws the Fund's assets, it would then consider whether it should assume day-to-day management, invest in another master portfolio, or recommend other action to the Fund's Board of Trustees.


  INVESTMENT PRACTICES

  The Fund and the Master Portfolio invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund and Master Portfolio use, as well as the main risks they pose. Equity securities are subject mainly to market risk. FOLLOWING THE TABLE IS A MORE COMPLETE DISCUSSION OF RISK. You may also consult the SAI for additional details regarding these and other permissible investments.


INSTRUMENT                                           RISK TYPE
----------                                           ---------


DERIVATIVES: Instruments whose value is derived      Management
from an underlying contract, index or security, or   Market
any combination thereof, including futures,          Credit
options (e.g., put and calls), options on futures,   Liquidity
swap agreements, and some mortgage-backed            Leverage
securities.                                          Interest Rate

  ADDITIONAL INVESTMENT STRATEGIES AND RISKS



INSTRUMENT                                           RISK TYPE
----------                                           ---------


EXCHANGE TRADED FUND ("ETF"): Open or closed-end     Management
mutual funds that are traded on exchanges            Market
continuously throughout the day, including some
for which BGFA serves as investment advisor.
FUTURES AND RELATED OPTIONS: A contract providing    Management
for the future sale and purchase of a specified      Market
amount of a specified security, class of             Credit
securities, or an index at a specified time in the   Liquidity
future and at a specified price.                     Leverage
REVERSE REPURCHASE AGREEMENT: The sale of a          Market
security and the simultaneous commitment to buy      Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by the Fund.
SECURITIES LENDING: The lending of up to 33 and      Market
1/3% of the Fund's total assets. In return the       Leverage
Fund will receive cash, other securities, and/or     Liquidity
letters of credit.                                   Credit



  INVESTMENT RISKS

  Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund and the Master Portfolio may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

  CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

  INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

  Groups or asset classes of stocks tend to go through cycles of doing better or worse than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

  INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

  LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund or Master Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund or Master Portfolio's hedging transactions will be effective.


       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund or Master Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

  ADDITIONAL INVESTMENT STRATEGIES AND RISKS



  LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


  MANAGEMENT RISK. The risk that a strategy used by the Fund or Master Portfolio's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

  MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

[CHART GRAPHIC]
FUND MANAGEMENT

  THE INVESTMENT ADVISER


  ADVISER TO THE FUND. BB&T Asset Management, Inc. is the adviser for the Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, Raleigh, North Carolina 27601, is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2006, BB&T had assets of approximately $121.4 billion. Through its subsidiaries BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia, and Washington, D.C., providing a broad range of financial services to individuals and businesses.


  In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $15.3 billion.


  Under its Investment Advisory Agreement with respect to the Equity Index Fund, BB&T Asset Management exercises general oversight over the investment performance of the Fund. BB&T Asset Management will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T Asset Management may receive an investment advisory fee from the Fund. BB&T Asset Management has waived that fee through April 30, 2008. If BB&T Asset Management assumes active management of the Fund, after April 30, 2008, the investment advisory fee may be increased to 0.50% of average net assets under BB&T Asset Management's investment advisory agreement with the Fund.



  A discussion regarding the basis for the board of trustees approving the Investment Advisory Agreement with BB&T Asset Management is available in the Fund's annual report to shareholders for the period ended December 31, 2006.



  ADVISER TO THE MASTER PORTFOLIO. BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI is the world's largest manager of institutional investment assets. As of December 31, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets worth over $1.8 trillion. BGFA may deal, trade, and invest for its own accounts in the types of securities in which the Master Portfolio may also invest. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.


  Patrick O'Connor and S. Jane Leung are primarily responsible for the day-to-day management of the Master Portfolio (the "Portfolio Managers"). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.


  Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since the Master Portfolio's inception date. Mr. O'Connor has been a portfolio manager with BGFA and BGI since 1999.


  S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.


  The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Master Portfolio.

  FUND MANAGEMENT


  THE DISTRIBUTOR AND ADMINISTRATOR


  BB&T Asset Management (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's sub-administrator.



  BB&T AM Distributors, Inc. (the "Distributor") serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


  The SAI has more detailed information about the Adviser and other service providers.

[BOOK GRAPHIC]SHAREHOLDER INFORMATION

  CHOOSING A SHARE CLASS

  Class A Shares, Class B Shares, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

  CLASS A SHARES

  - Front-end sales charges, as described on page 21.


  - Distribution and service (12b-1) fees of 0.50% of average daily net assets (contractually waived to 0.25% through April 30, 2008).



  - A deferred sales charge, as described on page 21.


  CLASS B SHARES

  - No front-end sales charge; all your money goes to work for you right away.

  - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

  - A deferred sales charge, as described on page 22.

  - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

  - Maximum investment for all Class B purchases:  $250,000.

  CLASS C SHARES

  - No front-end sales charge; all your money goes to work for you right away.

  - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

  - A deferred sales charge, as described on page 22.

  - Maximum investment for all Class C purchases:  None.

  For actual past expenses of each share class, see the fund information earlier in this prospectus.

  Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

  Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-
  1) fees, are borne solely by that share class.

  SHAREHOLDER INFORMATION


  PRICING OF FUND SHARES


  ------------------------------------------------------------------------------

  HOW NAV IS CALCULATED



  The net asset value ("NAV") is calculated by adding the total value of the Fund's investments and other assets, subtracting all of its liabilities and then dividing that figure by the number of outstanding shares of the Fund:




                                       NAV =
                         Total Assets - Total Liabilities

                          -------------------------------
                                 Number of Shares
                                    Outstanding


  Generally, assuming certain criteria are met, you can find the Fund's NAV daily online at www.wsj.com/free. NAV is calculated separately for each class of shares.
  ------------------------------------------------------------------------------



Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.


The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see "Fair Value Pricing Policies" on page 27.

  SHAREHOLDER INFORMATION


  PURCHASING AND ADDING TO YOUR SHARES


  You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.





                              MINIMUM INITIAL     MINIMUM
ACCOUNT TYPE                       INVESTMENT  SUBSEQUENT


Class A, Class B or Class C
----------------------------------------------------------
Regular                                $1,000          $0
----------------------------------------------------------
Automatic Investment Plan                 $25         $25
----------------------------------------------------------




All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenient checks, cash traveler's checks, cashier's checks and checks drawn in foreign currency are not accepted. Additionally, bank starter checks are not accepted for initial investments.



The Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interests of the Fund and its shareholders.


  --------------------------------------------------------------------------

  AVOID TAX WITHHOLDING

  The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified Taxpayer Identification Number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.



  --------------------------------------------------------------------------

  SHAREHOLDER INFORMATION


  PURCHASING AND ADDING TO YOUR SHARES
  CONTINUED

  INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

  BY REGULAR MAIL


  If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.


  Initial Investment:

  1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

  2. Make check or bank draft payable to "BB&T Funds."


  3. Mail to: BB&T Funds
     P.O. Box 9762, Providence, RI 02940-9762.


  Subsequent Investment:

  1. Use the investment slip attached to your account statement. Or, if unavailable,

  2. Include the following information on a piece of paper:

     - BB&T Funds/Fund name

     - Share class

     - Amount invested

     - Account name

     - Account number

     Include your account number on your check.

  3. Mail to: BB&T Funds
      P.O. Box 9762, Providence, RI 02940-9762.

  BY OVERNIGHT SERVICE

  See instructions 1-2 above for subsequent investments.


  4. Mail to: BB&T Funds
     c/o PFPC Inc.
     101 Sabin Street, Pawtucket, RI 02860.


--------------------------------------------------------------------------------
ELECTRONIC VS. WIRE TRANSFER


Wire transfers allow financial institutions to
send funds to each other, almost
instantaneously. With an electronic purchase
or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is
generally no fee for ACH transactions.
--------------------------------------------------------------------------------

  ELECTRONIC PURCHASES

  Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

  Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

  Call 1-800-228-1872 to arrange a transfer from your bank account.

--------------------------------------------------------------------------------
QUESTIONS?
Call 1-800-228-1872 or your investment
representative.


--------------------------------------------------------------------------------

  SHAREHOLDER INFORMATION


  PURCHASING AND ADDING TO YOUR SHARES
  CONTINUED

  BY WIRE TRANSFER

  Note: Your bank may charge a wire transfer fee.


  For initial and subsequent investments:



  Please instruct your bank to provide the following information when wiring funds:


       - Bank: PNC Bank



       - ABA: 031000053



       - Account name: BB&T Funds



       - Account Number: 8611727598



       - FBO: Account name, fund number, fund name and account number at BB&T Funds




  Alternatively, you may call 1-800-228-1872 to obtain a trade confirmation number and wire transfer instructions.



  AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

  ------------------------------------------------------------------------------

  YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS NOTICE.

  ------------------------------------------------------------------------------
  AUTOMATIC INVESTMENT PLAN

  You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.


  To invest regularly from your bank account:


       - Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form


       - Make sure you note:
          - Your bank name, address and account number

          - The amount you wish to invest automatically (minimum $25)

          - How often you want to invest (every month, 4 times a year, twice a year or once a year)

       - Attach a voided personal check.

  ----------------------------------------------------------------------------
  DIRECTED DIVIDEND OPTION

  By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.
--------------------------------------------------------------------------------


  Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

  ------------------------------------------------------------------------------
  ANTI-MONEY LAUNDERING PROGRAM


  The Fund's Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, BB&T Funds, the Distributor and the Transfer Agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.


  ------------------------------------------------------------------------------
  DIVIDENDS AND DISTRIBUTIONS

  All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower distribution expenses. Income dividends for the Fund are declared and paid quarterly. Capital gains are distributed at least annually.

  DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

  --------------------------------------------------------------------------

  SHAREHOLDER INFORMATION


  SELLING YOUR SHARES


  You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its Transfer Agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see "General Policies on Selling Shares" on page 20.


--------------------------------------------------------------------------------

 WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

 CONTINGENT DEFERRED SALES CHARGE


 When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. In addition, for purchases of $1 million or more as of May 1, 2007, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if Class A Shares are redeemed within two years after purchase. For purchases of $1 million or more prior to May 1, 2007, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if Class A Shares are redeemed in the first year after purchase. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" on page 21 for details.




  INSTRUCTIONS FOR SELLING SHARES


  If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


  BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)


    1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" on page 20).


  BY MAIL

    1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

       - your Fund and account number

       - amount you wish to redeem

       - address where your check should be sent

       - account owner signature

    2. Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.


  BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" ON PAGE 20)


    1. See instruction 1 above for redemptions by mail.


    2. Mail to: BB&T Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI
       02860.

  SHAREHOLDER INFORMATION


  SELLING YOUR SHARES
  CONTINUED


  WIRE TRANSFER

  You must indicate this option on your application.

  The Fund may charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

  Call 1-800-228-1872 to request a wire transfer.

  If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

  ELECTRONIC REDEMPTIONS

  Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

  Your bank may charge for this service.

  Call 1-800-228-1872 to request an electronic redemption.

  If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

  AUTO WITHDRAWAL PLAN

  You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

    - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

    - Include a voided personal check.

    - Your account must have a value of $5,000 or more to start withdrawals.

    - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

  SHAREHOLDER INFORMATION


  GENERAL POLICIES ON SELLING SHARES

  REDEMPTIONS IN WRITING REQUIRED

  You must request redemption in writing if:

    - You are requesting redemption from an Individual Retirement Account
      ("IRA").


  You must request redemption in writing and obtain a Medallion Signature Guarantee if:

    - The check is not being mailed to the address on your account; or
    - The check is not being made payable to the owners of the account; or
    - Your account address has changed within the last ten business days; or
    - The redemption proceeds are being transferred to another Fund account with different registration; or
    - The redemption proceeds are being wired to bank instructions currently not on your account.

  A Medallion Signature Guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion Signature Guarantee. The Transfer Agent may reject any Medallion Signature Guarantee if it believes the transaction would otherwise be improper.


  VERIFYING TELEPHONE REDEMPTIONS
  The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephone instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

  REDEMPTIONS WITHIN 15 BUSINESS DAYS OF INVESTMENT
  When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check or federal funds wire.

  POSTPONEMENT OF REDEMPTION REQUEST
  Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your redemption request by regular mail or express mail.

  REDEMPTION IN KIND
  The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  CLOSING OF SMALL ACCOUNTS
  If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

  UNDELIVERABLE DISTRIBUTION CHECKS
  For any shareholder who chooses to receive distributions in cash:

  If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the current NAV.

  SHAREHOLDER INFORMATION


  DISTRIBUTION ARRANGEMENTS/SALES CHARGES

  CALCULATION OF SALES CHARGES
  CLASS A SHARES

  Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. THE SALES CHARGE DECREASES WITH LARGER PURCHASES. There is no sales charge on reinvested dividends and distributions.

  The current sales charge rates are as follows:



                                        SALES CHARGE              SALES CHARGE
           YOUR                           AS A % OF                AS A % OF
        INVESTMENT                     OFFERING PRICE           YOUR INVESTMENT


Up to $49,999                               5.75%                    6.10%
--------------------------------------------------------------------------------
$ 50,000 up to $ 99,999                     4.50%                    4.71%
--------------------------------------------------------------------------------
$100,000 up to $249,999                     3.50%                    3.63%
--------------------------------------------------------------------------------
$250,000 up to $499,999                     2.50%                    2.56%
--------------------------------------------------------------------------------
$500,000 up to $999,999                     2.00%                    2.04%
--------------------------------------------------------------------------------
$1,000,000 and above(1)                     0.00%                    0.00%
--------------------------------------------------------------------------------




  (1) There is no initial sales charge on purchases of $1 million or more. However, as of May 1, 2007, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed within two years after purchase. For purchases of $1 million or more prior to May 1, 2007, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if the shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more; for sales to employees of BB&T Funds, BB&T and its affiliates; and for sales of shares purchased with proceeds from redemptions from another mutual fund complex with 60 days of redemption, if a sales charge was paid on such shares, the Distributor pays broker-dealers out of its own assets a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

  SHAREHOLDER INFORMATION


  DISTRIBUTION ARRANGEMENTS/SALES CHARGES
  CONTINUED


  CLASS B SHARES


  Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.




               CDSC AS A % OF
    YEARS       DOLLAR AMOUNT
    SINCE        SUBJECT TO
  PURCHASE         CHARGE


     0-1            5.00%
     1-2            4.00%
     2-3            3.00%
     3-4            3.00%
     4-5            2.00%
     5-6            1.00%
 more than 6        None






  If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


  CONVERSION FEATURE -- CLASS B SHARES

   - Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   - If you purchased Class B Shares of one BB&T Fund which you exchanged for Class B Shares of another BB&T Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

   - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

  CLASS C SHARES


  Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to lower CDSC (typically shares held for the longest time).

  SHAREHOLDER INFORMATION


  DISTRIBUTION ARRANGEMENTS/SALES CHARGES
  CONTINUED

  SALES CHARGE REDUCTIONS AND WAIVERS

  Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

   - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

  CLASS A SHARES

  The following qualify for waivers or reductions of sales charges:


   - Existing shareholders of the Fund upon the reinvestment of dividend and capital gain distributions;


   - Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a sales charge for those shares;

   - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

   - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

   - BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

   - Investors who beneficially hold Institutional Shares of any Fund of the BB&T Funds;


   - Investors who purchase shares of the Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of shares or any other employer-sponsored plan; and


   - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies.

  The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.





  ------------------------------------------------------------------------------

    REINSTATEMENT PRIVILEGE

    If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.


      --------------------------------------------------------------------------

  SHAREHOLDER INFORMATION


  DISTRIBUTION ARRANGEMENTS/SALES CHARGES
  CONTINUED

  CLASS B AND CLASS C SHARES

  The CDSC will be waived under certain circumstances, including the following:


   - Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.


   - Redemptions from accounts following the death or disability of the shareholder.

   - Returns of excess contributions to retirement plans.

   - Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

  CURRENT INFORMATION REGARDING SALES CHARGES AND BREAKPOINTS IS AVAILABLE ON THE FUNDS' WEB SITE AT
  WWW.BBTFUNDS.COM.



  DISTRIBUTION AND SERVICE (12b-1) FEES

  12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   - The 12b-1 and shareholder servicing fees vary by share class as follows:

     - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund (currently contractually waived to 0.25%).

     - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

     - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

   - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

   - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

  Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

  DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


  The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that the Fund will receive for the sale of shares.

  SHAREHOLDER INFORMATION


  EXCHANGING YOUR SHARES


  You can exchange your shares in the Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes on Exchanges" on page 26). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one BB&T Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges.


  INSTRUCTIONS FOR EXCHANGING SHARES

  Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:


    - Your name and telephone number,



    - The exact name on your account and account number,



    - Taxpayer identification number (usually your Social Security number),



    - Dollar value or number of shares to be exchanged,



    - The name of the Fund from which the exchange is to be made, and


    - The name of the Fund into which the exchange is being made.


    See "Selling Your Shares" on pages 18-19 for important information about telephone transactions.

  SHAREHOLDER INFORMATION



  AUTOMATIC EXCHANGES -- CLASS B SHARES ONLY
  You can use the BB&T Funds' Automatic Exchange feature to purchase Class B Shares of the Fund at regular intervals through regular, automatic redemptions from your BB&T Fund account. To participate in the Automatic Exchange Plan:
    - Complete the appropriate section of the Account Application.
    - Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.
  To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.


NOTES ON EXCHANGES
  - When exchanging from a BB&T Fund that has no sales charge or a lower sales charge to a BB&T Fund with a higher sales charge, you will pay the difference.
  - The registration and tax identification numbers of the two accounts must be identical.

  - The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days' notice to shareholders.


  - Be sure to read carefully the prospectus of any BB&T Fund into which you wish to exchange shares.



  MARKET TIMING POLICIES
  Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any accounts in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.


  We will apply our policies and procedures consistently to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the bests interests of Fund shareholders, or to comply with state or federal legal requirements.





  DIVIDENDS, DISTRIBUTIONS AND TAXES
  Please consult your tax adviser regarding your specific questions about foreign, federal, state and local income taxes. Below we have summarized some important federal tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. The tax information in this prospectus is provided as general information and may not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

  The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

  Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at each of the Shareholder, Fund and Master Portfolio levels. The Fund does not consider tax consequences when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

  Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

  BB&T Funds will send you a statement each year showing the tax status of all your distributions.

  If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

  SHAREHOLDER INFORMATION




  SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS

  In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund is not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund.

  Non-U.S. investors may be subject to U.S. withholding and estate tax.

  MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.



  ADDITIONAL INFORMATION ABOUT THE FUND

  FAIR VALUE PRICING POLICIES


  The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in the Fund.


  A "significant event" is one that occurred prior to the Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee. For information regarding the Master Portfolio's fair value pricing policies, see the SAI.

  DISCLOSURE OF PORTFOLIO HOLDINGS

  Information regarding both the Fund and the Master Portfolio's policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.


  HOUSEHOLDING



  In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

[CHART GRAPHIC]
OTHER INFORMATION ABOUT THE FUND       BB&T EQUITY INDEX FUND


  FINANCIAL HIGHLIGHTS


  The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent registered public accounting firm of the Fund, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.





                                      FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2006            2005            2004            2003            2002
                                   ------------    ------------    ------------    ------------    ------------


CLASS A SHARES
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $   8.39        $   8.14        $   7.48        $   5.90         $  7.70
----------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net investment income(a)               0.12(c)         0.11            0.11            0.08            0.06
  Net realized and unrealized
     gains (losses) from
     investments(a)                      1.14            0.25            0.66            1.58           (1.80)
----------------------------------------------------------------------------------------------------------------
  Total from Investment
     Activities                          1.26            0.36            0.77            1.66           (1.74)
----------------------------------------------------------------------------------------------------------------

DIVIDENDS:
  Net investment income                 (0.13)          (0.11)          (0.11)          (0.08)          (0.06)
----------------------------------------------------------------------------------------------------------------
  Total Dividends                       (0.13)          (0.11)          (0.11)          (0.08)          (0.06)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD       $   9.52        $   8.39        $   8.14        $   7.48         $  5.90
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                               15.15%           4.43%          10.23%          28.28%         (22.56)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
     (000's)                         $106,833        $135,175        $139,833        $109,282         $56,661
  Ratio of net expenses to
     average net assets(a)               0.58%           0.57%           0.49%           0.48%           0.55%
  Ratio of net investment
     income to average net
     assets(a)                           1.40%           1.32%           1.57%           1.31%           1.08%
  Ratio of expenses to average
     net assets*(a)                      0.84%           0.84%           0.96%           0.95%           1.05%
  Portfolio turnover rate(b)               14%             10%             14%              8%             12%

----------------------------------------------------------------------------------------------------------------




    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
   (b) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

   (c) Per share net investment income has been calculated using the daily average shares method.

  OTHER INFORMATION ABOUT THE FUND              BB&T EQUITY INDEX FUND


  FINANCIAL HIGHLIGHTS
  CONTINUED





                                      FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2006            2005            2004            2003            2002
                                   ------------    ------------    ------------    ------------    ------------


CLASS B SHARES
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $  8.25         $  8.02         $  7.37         $  5.83         $  7.60
----------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net investment income(c)               0.06(a)         0.05            0.06            0.03            0.02
  Net realized and unrealized
     gains (losses) from
     investments(c)                      1.12            0.23            0.65            1.54           (1.77)
----------------------------------------------------------------------------------------------------------------
  Total from Investment
     Activities                          1.18            0.28            0.71            1.57           (1.75)
----------------------------------------------------------------------------------------------------------------

DIVIDENDS:
  Net investment income                 (0.07)          (0.05)          (0.06)          (0.03)          (0.02)
----------------------------------------------------------------------------------------------------------------
  Total Dividends                       (0.07)          (0.05)          (0.06)          (0.03)          (0.02)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
  PERIOD                              $  9.36         $  8.25         $  8.02         $  7.37         $  5.83
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                               14.35%           3.48%           9.48%          27.18%         (23.05)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
     (000's)                          $14,765         $14,367         $15,207         $13,055         $ 8,678
  Ratio of net expenses to
     average net assets(c)               1.33%           1.32%           1.23%           1.23%           1.30%
  Ratio of net investment
     income to average net
     assets(c)                           0.65%           0.57%           0.81%           0.54%           0.34%
  Ratio of expenses to average
     net assets*(c)                      1.34%           1.34%           1.45%           1.45%           1.56%
  Portfolio turnover rate(b)               14%             10%             14%              8%             12%

----------------------------------------------------------------------------------------------------------------







                                      FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2006            2005            2004            2003            2002
                                   ------------    ------------    ------------    ------------    ------------


CLASS C SHARES
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $ 8.32          $ 8.08          $ 7.42          $ 5.86          $  7.56
----------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net investment income(c)              0.06(a)         0.03            0.07            0.04             0.03(a)
  Net realized and unrealized
     gains (losses) from
     investments(c)                     1.12            0.25            0.64            1.56            (1.70)
----------------------------------------------------------------------------------------------------------------
  Total from Investment
     Activities                         1.18            0.28            0.71            1.60            (1.67)
----------------------------------------------------------------------------------------------------------------

DIVIDENDS:
  Net investment income                (0.06)          (0.04)          (0.05)          (0.04)           (0.03)
----------------------------------------------------------------------------------------------------------------
  Total Dividends                      (0.06)          (0.04)          (0.05)          (0.04)           (0.03)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
  PERIOD                              $ 9.44          $ 8.32          $ 8.08          $ 7.42          $  5.86
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                              14.28%           3.50%           9.46%          27.35%          (22.08)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
     (000's)                          $  281          $  806          $  808          $  813          $   776
  Ratio of net expenses to
     average net assets(c)              1.32%           1.32%           1.23%           1.23%            1.30%
  Ratio of net investment
     income to average net
     assets(c)                          0.64%           0.59%           0.76%           0.52%            0.41%
  Ratio of expenses to average
     net assets*(c)                     1.33%           1.34%           1.45%           1.45%            1.56%
  Portfolio turnover rate(b)              14%             10%             14%              8%              12%

----------------------------------------------------------------------------------------------------------------




    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.



   (a) Per share net investment income has been calculated using the daily average shares method.




   (b) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


   (c) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

For more information about the Fund, the following documents are available at no charge, upon request:


ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                                  P.O. Box 9762
                            Providence, RI 02940-9762
                            Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com*
--------------------------------------------------------------------------------
* The Fund's Website is not part of this Prospectus.

You can review the Fund's annual and semi-annual reports and SAIs at the Public Reference Room of the Securities and Exchange Commission (for information call 1-202-551-8090). You can get text-only copies:

  - For a fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009, or by calling 202-551-8090, or by sending an e-mail to publicinfo@sec.gov.

  - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-06719.



BB&T-PRO-RET-0507

                                [BB&T FUNDS LOGO]

                                   PROSPECTUS

                                EQUITY INDEX FUND

                              INSTITUTIONAL SHARES

                                   MAY 1, 2007



                                   QUESTIONS?

                               Call 1-800-228-1872
                        or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

           BB&T FUNDS                    TABLE OF CONTENTS





                      [ICON]    RISK/RETURN SUMMARY AND FUND EXPENSES
-------------------------------------------------------------------------------
Carefully review                   3   Overview
this important                     5   Equity Index Fund
section which
summarizes the
Fund's investments,
risks, past
performance, and
fees.

                      [ICON]    ADDITIONAL INVESTMENT STRATEGIES AND RISKS

-------------------------------------------------------------------------------
Review this section                8   Investment Practices
for information on                 9   Investment Risks
investment
strategies and their
risks.

                      [ICON]    FUND MANAGEMENT
-------------------------------------------------------------------------------
Review this section               11   The Investment Adviser
for details on the                12   The Distributor and Administrator
people and
organizations who
oversee the Fund.

                      [ICON]    SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------
Review this section               13   Choosing a Share Class
for details on how                14   Pricing of Fund Shares
shares are valued,                15   Purchasing and Adding to Your Shares
how to purchase,                  16   Selling Your Shares
sell and exchange                 18   General Policies on Selling Shares
shares, related                   19   Distribution Arrangements/Sales Charges
charges, and                      20   Exchanging Your Shares
payments of                       21   Market Timing Policies
dividends and                     21   Dividends, Distributions and Taxes
distributions.                    22   Additional Information About the Fund

                      [ICON]    OTHER INFORMATION ABOUT THE FUND
-------------------------------------------------------------------------------
                                  23   Financial Highlights




  [ICON]  RISK/RETURN SUMMARY AND FUND EXPENSES               OVERVIEW






THE FUND BB&T Funds is a mutual fund family that offers different classes of shares in separate investment portfolios ("BB&T
                      Funds"). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the BB&T Equity Index Fund
                      ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

                      The Equity Index Fund described in this prospectus is a
                      mutual fund. A mutual fund pools shareholders' money and,
                      using professional investment managers, invests it in
                      securities like stocks and bonds. Before you look at the
                      Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                      INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A
                      DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST COMPANY,
                      BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT IS NOT
                      INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                      Each of the BB&T Funds has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that each BB&T Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                      The portfolio manager invests the Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and
                      companies, or selecting instruments may cause a Fund to
                      underperform other funds with similar objectives.

  RISK/RETURN SUMMARY AND FUND EXPENSES                       OVERVIEW


                       EQUITY INDEX FUND




                      This Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of common stocks represented in the Standard & Poor's 500(R) Index (the "S&P 500(R)
                      Index"(1)).

WHO MAY WANT TO       Consider investing in this Fund if you are:
INVEST

                        - seeking a long-term goal such as retirement

                        - looking to add a growth component to your portfolio

                        - willing to accept the risks of investing in the stock
                          markets

                      This Fund may not be appropriate if you are:

                        - pursuing a short-term goal or investing emergency
                          reserves

                        - uncomfortable with an investment that will fluctuate in
                          value



  (1) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

  RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY INDEX FUND


                       RISK/RETURN SUMMARY




INVESTMENT OBJECTIVE  The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Index.


PRINCIPAL INVESTMENT  To pursue this goal, the Fund presently invests all of its
STRATEGIES            assets in the S&P 500(R) Index Master Portfolio (the "Master
                      Portfolio"), which is a series of Master Investment
                      Portfolio, an open-end, management investment company. The
                      Master Portfolio has substantially the same investment
                      objective as the Fund. For simplicity's sake, all discussions of the Fund's investment objective, strategies, and risks
                      refer also to the Master Portfolio's objective, strategies, and risks, unless otherwise indicated.

                      The Master Portfolio seeks to replicate the total return performance of the S&P 500(R) Index, which is a widely-used measure of large U.S. company stock performance. The S&P
                      500(R) Index consists of the common stocks of 500 major corporations selected according to:

                        - Size

                        - Frequency and ease of stock trading, and

                        - Representation of the size and diversity of the American economy.

                      The weightings of stocks in the S&P 500(R) Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares
                      outstanding. The percentage of the Fund's assets invested in a given stock is approximately the same as the percentage
                      such stock represents in the S&P 500(R) Index. Consequently, the Fund, through its investment in the Master Portfolio, is invested in all the securities that make up the S&P 500(R)
                      Index and holds those securities in amounts that match their weighting in the S&P 500(R) Index.


PRINCIPAL INVESTMENT  Your investment in the Fund may be subject to the following
RISKS                 principal risks:

                      INDEX INVESTING: The Fund attempts to track the performance of the S&P 500(R) Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

                      MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                      decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                      value of your investment will tend to increase or decrease in response to these movements.

                      INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- stocks in the S&P
                      500(R) Index -- will underperform other kinds of investments or market averages.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see "Additional Investment Strategies and Risks" on pages 8-10.

  RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY INDEX FUND



  The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate the Fund's volatility. The table below it compares the Fund's adjusted performance, over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.



  The returns for Class A Shares shown in the bar chart will differ from Institutional Share returns because of differences in expenses of each class.

           PERFORMANCE BAR CHART AND TABLE(1, 2, 3)
           YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

           (in percents)



97           32.3
--           ----



98           27.70
99           20.10
2000         -9.69
01          -12.24
02          -22.56
03           28.28
04           10.23
05            4.43
06           15.15



The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

          Best quarter:     21.07%   12/31/98
          Worst quarter:    -17.27%    9/30/02



                                   AVERAGE ANNUAL TOTAL RETURNS
                                   (for the periods ended
                                   December 31, 2006)(2, 5)





                                        1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION


                                        -------------------------------------------------
 CLASS A SHARES (WITH 5.75% SALES
 CHARGE)(3)                                                                (7/02/93)(7)
-----------------------------------------------------------------------------------------
    RETURN BEFORE TAXES                  8.55%     4.42%       7.17%     9.76%-----------
    RETURN AFTER TAXES ON
          DISTRIBUTIONS(4)               8.31%     4.12%       6.98%     9.62%-----------
    RETURN AFTER TAXES ON
          DISTRIBUTIONS AND SALE OF
          FUND SHARES(3)                 5.85%     3.67%       6.24%          8.76%
-----------------------------------------------------------------------------------------
 S&P 500(R) INDEX
 (REFLECTS NO DEDUCTIONS FOR FEES,
 EXPENSES, OR TAXES)                    15.78%     6.18%       8.42%        10.98%(6)
-----------------------------------------------------------------------------------------





(1) The Institutional Shares have not commenced operations as of the date of this prospectus. Therefore, the performance shown is that of the Class A Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the Classes. Institutional Shares and Class A Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.



(2) Both the bar chart and table assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.


(3) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.

(4 )After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(5) The performance in the table for the Institutional Shares is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities, but whose Shares are not being offered in this prospectus. Prior Class performance for the Class A Shares has been adjusted to reflect the differences in expenses between the Classes.



(6) Since June 30, 1993.



(7) Date on which the Master Portfolio commenced operations.

  RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY INDEX FUND



  As an investor in the Equity Index Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets and are reflected in the share price.

                               FEES AND EXPENSES*






SHAREHOLDER TRANSACTION EXPENSES          INSTITUTIONAL
(FEES PAID BY YOU DIRECTLY)(1)                SHARES
Maximum Sales Charge (load) on Purchases        None
--------------------------------------------------------

Maximum Deferred Sales Charge (load)            None
--------------------------------------------------------
Redemption Fee(2)                               None


ANNUAL FUND OPERATING EXPENSES(3) (FEES   INSTITUTIONAL
PAID FROM FUND ASSETS)                        SHARES
Management Fee                                 0.05%
--------------------------------------------------------
Distribution and Service
(12b-1) Fee                                    0.00%
--------------------------------------------------------
Other Expenses                                 0.29%
--------------------------------------------------------
Total Annual Fund Operating Expenses           0.34%
--------------------------------------------------------
  Fee Waivers or Expense/Reimbursement         0.00%
--------------------------------------------------------
Net Fund Operating Expenses                    0.34%
--------------------------------------------------------




(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.
(2) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.
(3) Net Fund Operating Expenses, including Total Annual Fund Operating Expenses, include the Fund's and Master Portfolio's fees and expenses.

(4) Other Expenses are based on estimated amounts for the current fiscal year.


  Use the table at right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      - $10,000 investment

      - 5% annual return

      - redemption at the end of each period

      - no changes in the Fund's operating expenses



  Because this example is hypothetical and for comparison only, your actual costs will be different.

                                EXPENSE EXAMPLE*




                                              1       3
EQUITY INDEX FUND                           YEAR    YEARS


INSTITUTIONAL SHARES                         $35     $109
----------------------------------------------------------
* These examples reflect the fees and expenses of both
the Fund and the Master Portfolio.





  [MAGNI-
    FYING
    GLASS  ADDITIONAL INVESTMENT STRATEGIES AND RISKS
     PIC-
    TURE]





  EQUITY INDEX FUND


  TRACKING. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. Under normal market conditions, at least 90% of the Master Portfolio's assets, including any borrowing for investment purposes, are invested in securities comprising the S&P 500(R) Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500(R) Index. It does not seek to "beat" the market it tracks. Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser, makes no attempt to apply economic, financial, or market analysis when managing the Master Portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio's holdings implies no opinion as to its attractiveness as an investment.


  As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in the securities comprising an equity index selected by the Adviser or another investment company that invests substantially all of its assets in such an index. This policy will not be changed without 60 days' advance notice to shareholders.

  INVESTING IN INDEXES. Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500(R) Index.

  INVESTING IN ETFS, FUTURES, AND OPTIONS. The Master Portfolio may invest in Exchange Traded Funds ("ETFs"), futures contracts and options on futures contracts, including stock index futures and options thereon, to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money. The Master Portfolio may invest in high-quality money market instruments to provide liquidity.


  MASTER/FEEDER STRUCTURE. While BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the Fund's named Investment Adviser, BB&T Asset Management, receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.


  FEEDER FUND EXPENSES. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

  FEEDER FUND RIGHTS. Under the master/feeder structure, the Fund's Investment Adviser may withdraw the Fund's assets from the Master Portfolio if the Fund's Board of Trustees determines that doing so is in shareholders' best interests. If the Investment Adviser withdraws the Fund's assets, it would then consider whether it should assume day-to-day management, invest in another master portfolio, or recommend other action to the Fund's Board of Trustees.


  INVESTMENT PRACTICES

  The Fund and the Master Portfolio invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund and Master Portfolio use, as well as the main risks they pose. Equity securities are subject mainly to market risk. FOLLOWING THE TABLE IS A MORE COMPLETE DISCUSSION OF RISK. You may also consult the Statement of Additional Information (SAI) for additional details regarding these and other permissible investments.


INSTRUMENT                                           RISK TYPE
----------                                           ---------


DERIVATIVES: Instruments whose value is derived      Management
from an underlying contract, index or security, or   Market
any combination thereof, including futures,          Credit
options (e.g., put and calls), options on futures,   Liquidity
swap agreements, and some mortgage-backed            Leverage
securities.                                          Interest Rate

  ADDITIONAL INVESTMENT STRATEGIES AND RISKS



INSTRUMENT                                           RISK TYPE
----------                                           ---------


EXCHANGE TRADED FUND ("ETF"): Open or closed-end     Management
mutual funds that are traded on exchanges            Market
continuously throughout the day, including some
for which BGFA serves as investment advisor.
FUTURES AND RELATED OPTIONS: A contract providing    Management
for the future sale and purchase of a specified      Market
amount of a specified security, class of             Credit
securities, or an index at a specified time in the   Liquidity
future and at a specified price.                     Leverage
REVERSE REPURCHASE AGREEMENT: The sale of a          Market
security and the simultaneous commitment to buy      Leverage
the security back at an agreed upon price on an
agreed upon date. This is treated as a borrowing
by the Fund.
SECURITIES LENDING: The lending of up to 33 and      Market
1/3% of the Fund's total assets. In return the       Leverage
Fund will receive cash, other securities, and/or     Liquidity
letters of credit.                                   Credit



  INVESTMENT RISKS

  Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund and the Master Portfolio may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

  CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

  INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

  Groups or asset classes of stocks tend to go through cycles of doing better or worse than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

  INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

  LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund or Master Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund or Master Portfolio's hedging transactions will be effective.


       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund or Master Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

  ADDITIONAL INVESTMENT STRATEGIES AND RISKS



  LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


  MANAGEMENT RISK. The risk that a strategy used by the Fund or Master Portfolio's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

  MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.




   [CHART
   GRAPH-  FUND MANAGEMENT
  IC]




  THE INVESTMENT ADVISER


  ADVISER TO THE FUND. BB&T Asset Management is the adviser for the Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, Raleigh, North Carolina 27601, is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2006, BB&T had assets of approximately $121.4 billion. Through its subsidiaries BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia, and Washington, D.C., providing a broad range of financial services to individuals and businesses.


  In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $15.3 billion.


  Under its Investment Advisory Agreement with respect to the Equity Index Fund, BB&T Asset Management exercises general oversight over the investment performance of the Fund. BB&T Asset Management will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T Asset Management may receive an investment advisory fee from the Fund. BB&T Asset Management has waived that fee through April 30, 2008. If BB&T Asset Management assumes active management of the Fund, after April 30, 2008, the investment advisory fee may be increased to 0.50% of average net assets under BB&T Asset Management's investment advisory agreement with the Fund.



  A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with BB&T Asset Management is available in the Fund's annual report to shareholders for the period ended December 31, 2006.



  ADVISER TO THE MASTER PORTFOLIO. BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly-owned subsidiary of Barclays Global Investors, N.A.("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGI is the world's largest manager of institutional investment assets. As of December 31, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets worth over $1.8 trillion. BGFA may deal, trade, and invest for its own accounts in the types of securities in which the Master Portfolio may also invest. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.


  Patrick O'Connor and S. Jane Leung are primarily responsible for the day-to-day management of the Master Portfolio (the "Portfolio Managers"). Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.


  Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since the Master Portfolio's inception date. Mr. O'Connor has been a portfolio manager with BGFA and BGI since 1999.


  S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.


  The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Master Portfolio.

  FUND MANAGEMENT


  THE DISTRIBUTOR AND ADMINISTRATOR


  BB&T Asset Management (the "Administrator"), 434 Fayetteville Street Mall, Raleigh, NC 27601, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund's sub-administrator.



  BB&T AM Distributors, Inc. (the "Distributor") serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


  The SAI has more detailed information about the Adviser and other service providers.




    [BOOK
  GRAPHI-  SHAREHOLDER INFORMATION
       C]




  CHOOSING A SHARE CLASS

  BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Fund shares, Institutional Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Institutional Shares:

  INSTITUTIONAL SHARES

  - No sales charges.

  - No distribution and service (12b-1) fees.

  - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity or to individuals or corporations investing $1,500,000 or more.

  INVESTMENT AMOUNTS


  The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,500,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts he/she maintains with BB&T Funds -- rather, the shareholder must meet the minimum amount for each Fund in which he/she wishes to invest. Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers approved by the Distributor are not subject to a minimum initial investment requirement.


  If your account falls below $1,500,000, the Fund may ask you to increase your balance. If it is still below $1,500,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

  For actual past expenses of the Institutional Shares, see the information provided earlier in this prospectus.


  The Fund also offers Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Distributor for more information (see back cover of this prospectus).


  Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-
  1) fees, are borne solely by that share class.

  SHAREHOLDER INFORMATION


  PRICING OF FUND SHARES


  ------------------------------------------------------------------------------

  HOW NAV IS CALCULATED



  The net asset value ("NAV") is calculated by adding the total value of the Fund's investments and other assets, subtracting all of its liabilities and then dividing that figure by the number of outstanding shares of the Fund:




                                       NAV =
                         Total Assets - Total Liabilities

                          -------------------------------
                                 Number of Shares
                                    Outstanding


  Generally, assuming certain criteria are met, you can find the Fund's NAV daily online at www.wsj.com/free. NAV is calculated separately for each class of shares.
  ------------------------------------------------------------------------------



Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.


The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee (the "Pricing Committee") pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see "Fair Value Pricing Policies" on page 22.

  SHAREHOLDER INFORMATION


  PURCHASING AND ADDING TO YOUR SHARES

  You may purchase Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

  These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.


  All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenient checks, cash traveler's checks, cashier's checks and checks drawn in foreign currency are not accepted. Additionally, bank starter checks are not accepted for initial investments.


  --------------------------------------------------------------------------

  AVOID TAX WITHHOLDING

  The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified Taxpayer Identification Number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.



  --------------------------------------------------------------------------


  ANTI-MONEY LAUNDERING PROGRAM



  The Fund's Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.


  ------------------------------------------------------------------------------


  DIVIDENDS AND DISTRIBUTIONS



  All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Fund are declared and paid quarterly. Capital gains are distributed at least annually.



  DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.


  --------------------------------------------------------------------------

  SHAREHOLDER INFORMATION



  SELLING YOUR SHARES



  You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its Transfer Agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see "General Policies on Selling Shares" on page 18.


--------------------------------------------------------------------------------

 WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

 As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------



  INSTRUCTIONS FOR SELLING SHARES


  If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


  BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)


    1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" on page 18).


  BY MAIL

    1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

       - your Fund and account number

       - amount you wish to redeem

       - address where your check should be sent

       - account owner signature

    2. Mail to: BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762.


  BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" ON PAGE 18)


    1. See instruction 1 above for redemptions by mail.


    2. Mail to: BB&T Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI
       02860.

  SHAREHOLDER INFORMATION


  SELLING YOUR SHARES
  CONTINUED


  WIRE TRANSFER

  You must indicate this option on your application.

  The Fund may charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

  Call 1-800-228-1872 to request a wire transfer.

  If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

  ELECTRONIC REDEMPTIONS

  Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

  Your bank may charge for this service.

  Call 1-800-228-1872 to request an electronic redemption.

  If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

  SHAREHOLDER INFORMATION


  GENERAL POLICIES ON SELLING SHARES

  REDEMPTIONS IN WRITING REQUIRED

  You must request redemption in writing if:

    - You are requesting redemption from an Individual Retirement Account
      ("IRA").


  You must request redemption in writing and obtain a Medallion Signature Guarantee if:

    - The check is not being mailed to the address on your account; or
    - The check is not being made payable to the owners of the account; or
    - Your account address has changed within the last ten business days; or
    - The redemption proceeds are being transferred to another Fund account with different registration; or
    - The redemption proceeds are being wired to bank instructions currently not on your account.

  A Medallion Signature Guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion Signature Guarantee. The Transfer Agent may reject any Medallion Signature Guarantee if it believes the transaction would otherwise be improper.


  VERIFYING TELEPHONE REDEMPTIONS

  The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephone instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

  REDEMPTIONS WITHIN 15 BUSINESS DAYS OF INVESTMENT

  When you have made an investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check or federal funds wire.

  POSTPONEMENT OF REDEMPTION REQUEST

  Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your redemption request by regular mail or express mail.

  REDEMPTION IN KIND

  The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  UNDELIVERABLE DISTRIBUTION CHECKS

  For any shareholder who chooses to receive distributions in cash:

  If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the current NAV.

  SHAREHOLDER INFORMATION


  DISTRIBUTION ARRANGEMENTS/SALES CHARGES

  DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING


  The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that the Fund will receive for the sale of shares.

  SHAREHOLDER INFORMATION


  EXCHANGING YOUR SHARES


  You can exchange your shares in the Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes on Exchanges" on page 21). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one BB&T Fund to another are taxable. Institutional Shares may be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge applicable to Class A Shares unless the sales charge is waived. No transaction fees are currently charged for exchanges.


  INSTRUCTIONS FOR EXCHANGING SHARES

  Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:


    - Your name and telephone number,



    - The exact name on your account and account number,



    - Taxpayer identification number (usually your Social Security number),



    - Dollar value or number of shares to be exchanged,



    - The name of the Fund from which the exchange is to be made, and


    - The name of the Fund into which the exchange is being made.


    See "Selling Your Shares" on pages 16-17 for important information about telephone transactions.

  SHAREHOLDER INFORMATION



  NOTES ON EXCHANGES
  - When exchanging from a BB&T Fund that has no sales charge or a lower sales charge to a BB&T Fund with a higher sales charge, you will pay the difference.

  - The registration and tax identification numbers of the two accounts must be identical.





  - The exchange privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days' notice to shareholders.



  - Be sure to read carefully the prospectus of any BB&T Fund into which you wish to exchange shares.





  MARKET TIMING POLICIES

  Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any accounts in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.


  We will apply our policies and procedures consistently to all Fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the bests interests of Fund shareholders, or to comply with state or federal legal requirements.





  DIVIDENDS, DISTRIBUTIONS AND TAXES

  Please consult your tax adviser regarding your specific questions about foreign, federal, state and local income taxes. Below we have summarized some important federal tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change. The tax information in this prospectus is provided as general information and may not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

  The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

  Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at each of the Shareholder, Fund and Master Portfolio levels. The Fund does not consider tax consequences when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

  Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

  BB&T Funds will send you a statement each year showing the tax status of all your distributions.

  If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

  SHAREHOLDER INFORMATION




  SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS

  In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund is not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund.

  Non-U.S. investors may be subject to U.S. withholding and estate tax.

  MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.



  ADDITIONAL INFORMATION ABOUT THE FUND

  FAIR VALUE PRICING POLICIES


  The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for arbitrage in the Fund.


  A "significant event" is one that occurred prior to the Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee. For information regarding the Master Portfolio's fair value pricing policies, see the SAI.

  DISCLOSURE OF PORTFOLIO HOLDINGS

  Information regarding both the Fund and the Master Portfolio's policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

  HOUSEHOLDING

  In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.




   [CHART
   GRAPH-  OTHER INFORMATION ABOUT THE FUND                                                BB&T EQUITY INDEX FUND
  IC]





  FINANCIAL HIGHLIGHTS


  The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the Fund reflect the returns of the Class A Shares of the Fund. Institutional Shares were not outstanding during the periods shown. The performance shown below for the Fund differs from that which would have been achieved by Institutional Shares of the Fund because of the different fees associated with Institutional Shares. This information has been audited by KPMG LLP, independent registered public accounting firm of the Fund, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.





                                      FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2006            2005            2004            2003            2002
                                   ------------    ------------    ------------    ------------    ------------


CLASS A SHARES
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $   8.39        $   8.14        $   7.48        $   5.90         $  7.70
----------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net investment income(a)               0.12(c)         0.11            0.11            0.08            0.06
  Net realized and unrealized
     gains (losses) from
     investments(a)                      1.14            0.25            0.66            1.58           (1.80)
----------------------------------------------------------------------------------------------------------------
  Total from Investment
     Activities                          1.26            0.36            0.77            1.66           (1.74)
----------------------------------------------------------------------------------------------------------------

DIVIDENDS:
  Net investment income                 (0.13)          (0.11)          (0.11)          (0.08)          (0.06)
----------------------------------------------------------------------------------------------------------------
  Total Dividends                       (0.13)          (0.11)          (0.11)          (0.08)          (0.06)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD       $   9.52        $   8.39        $   8.14        $   7.48         $  5.90
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                               15.15%           4.43%          10.23%          28.28%         (22.56)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
     (000's)                         $106,833        $135,175        $139,833        $109,282         $56,661
  Ratio of net expenses to
     average net assets(a)               0.58%           0.57%           0.49%           0.48%           0.55%
  Ratio of net investment
     income to average net
     assets(a)                           1.40%           1.32%           1.57%           1.31%           1.08%
  Ratio of expenses to average
     net assets*(a)                      0.84%           0.84%           0.96%           0.95%           1.05%
  Portfolio turnover rate(b)               14%             10%             14%              8%             12%

----------------------------------------------------------------------------------------------------------------




    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


   (a) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Portfolio.


   (b) This rate represents the portfolio turnover rate of the Master Portfolio.


   (c) Per share net investment income has been calculated using the daily average shares method.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available at no charge, upon request:


ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
  You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                                  P.O. Box 9762
                            Providence, RI 02940-9652
                            Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com*
--------------------------------------------------------------------------------
* The Fund's Website is not part of this Prospectus.

You can review the Fund's annual and semi-annual reports and SAIs at the Public Reference Room of the Securities and Exchange Commission (for information call 1-202-551-8090). You can get text-only copies:

  - For a fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009, or by calling 202-551-8090, or by sending an e-mail to publicinfo@sec.gov.

  - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-06719.



BB&T-PRO-INST-0507

                                   BB&T FUNDS

                                EQUITY INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2007

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A Shares, Class B Shares, and Class C Shares Prospectus and Institutional Class Prospectus of the BB&T Equity Index Fund, each dated May 1, 2007. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing BB&T Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

                                TABLE OF CONTENTS

BB&T FUNDS.................................................................    3
INVESTMENT OBJECTIVES AND POLICIES.........................................    3
   Additional Information On Portfolio Instruments.........................    3
   Risk Considerations.....................................................   10
   Master/Feeder Structure.................................................   10
   Investment Restrictions.................................................   11
   Portfolio Turnover......................................................   14
VALUATION..................................................................   14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................   15
   Purchase Of Class A, Class B, And Class C Shares........................   15
   Sales Charges...........................................................   16
   Sales Charge Reductions And Waivers.....................................   17
   Exchange Privilege......................................................   18
   Matters Affecting Redemption............................................   19
ADDITIONAL TAX INFORMATION.................................................   20
MANAGEMENT OF BB&T FUNDS...................................................   27
   Trustees................................................................   27
   Codes Of Ethics.........................................................   31
   Investment Adviser......................................................   31
   Proxy Voting Policies And Procedures....................................   33
   Portfolio Transactions..................................................   34
   Glass-Steagall Act......................................................   35
   Administrator...........................................................   35
   Sub-Administrator.......................................................   36
   Distributor.............................................................   37
   Expenses................................................................   38
   Securities Lending Agent................................................   38
   Custodian...............................................................   38
   Transfer Agent And Fund Accounting Services.............................   38
   Independent Registered Public Accounting Firm...........................   38
   Legal Counsel...........................................................   38
ADDITIONAL INFORMATION.....................................................   38
   Organization And Description Of Shares..................................   38
   Shareholder And Trustee Liability.......................................   39
   Master Portfolio Organization...........................................   39
   Miscellaneous...........................................................   41
FINANCIAL STATEMENTS.......................................................   43
APPENDIX A.................................................................   44
APPENDIX B.................................................................   47

                       STATEMENT OF ADDITIONAL INFORMATION

                                   BB&T FUNDS

     BB&T Funds is an open-end management investment company. BB&T Funds (the "Funds" or the "Trust") consist of twenty-five series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of twenty-five separate investment portfolios. This Statement of Additional Information ("SAI") pertains to BB&T Equity Index Fund (the "Equity Index Fund" or the "Fund") only.

     The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Shares. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of the Fund should be made without first reading the Prospectuses.

                       INVESTMENT OBJECTIVES AND POLICIES

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO (THE "MASTER PORTFOLIO"), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.

     The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectuses and this SAI.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     The following policies supplement the information pertaining to portfolio instruments of the Fund as set forth in the Prospectuses.

     BB&T EQUITY INDEX FUND. Under normal market conditions, at least 90% of the value of the Master Portfolio's net assets, including any borrowing for investment purposes, is invested in securities comprising the S&P 500(R)
Index*. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500(R) Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio's net assets increased or decreased exactly as the total return of the S&P 500(R) Index increased or decreased.

     BORROWING. The Master Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Master Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Master Portfolio maintains a segregated account.

     EQUITY SECURITIES. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the

----------
* "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

     FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations that are not so rated only if Barclays Global Fund Advisors ("BGFA") determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio.

     FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BGFA.

     FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Master Portfolio may enter into futures contracts and may purchase and write (i.e. sell) options thereon. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by the Master Portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute.

     The Master Portfolio may engage only in futures contract transactions involving: (i) the sale of a futures contract (i.e., a short position) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If, instead, the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities.

     Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.

     Upon the exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the NAV of the Master Portfolio.

     The Master Portfolio has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5, and, therefore, the Master Portfolio is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

     Stock Index Futures and Options on Stock Index Futures. The Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. The Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     An option on a stock index is similar to an option on stock except that (a) the expiration cycles vary either monthly or quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Master Portfolio may sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Master Portfolio's portfolio securities which are the subject of the transaction.

     Interest-Rate and Index Swaps. The Master Portfolio may enter into interest-rate and index swaps. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments on fixed-rate payments). Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Master Portfolio may not receive net amount of payments that the Master Portfolio contractually is entitled to receive.

     Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Master Portfolio or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its Part A or Part B.

     ILLIQUID SECURITIES. The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     INVESTMENT COMPANIES AND EXCHANGE TRADED FUNDS. The Master Portfolio may invest in securities issued by other open-end and closed-end, management investment companies, including investment companies that are affiliated with the Master Portfolio and its advisor, BGFA, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company and
(iii) 10% of the Master Portfolio's total assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

     The Master Portfolio may purchase shares of exchange-traded funds ("ETFs"). Typically, the Master Portfolio would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. The Master Portfolio may invest a small portion of its assets in shares of ETFs that are advised by BGFA. BGFA will receive investment advisory fees at both the Master Portfolio level and the ETF level for investments by the Master Portfolio in shares of an ETF advised by BGFA. Because most ETFs are investment companies, the Master Portfolio's purchases of ETF shares generally are subject to the 3/5/10% limitations described above.

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Master Portfolio could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment adviser, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.

     LOANS OF PORTFOLIO SECURITIES. The Master Portfolio may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Master Portfolio may terminate a loan at any time and obtain the return of the securities loaned. The Master Portfolio receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

     With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Master Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Master Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA.

     Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Master Portfolio has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Master Portfolio's securities as agreed, the Master Portfolio may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

     The Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Master Portfolio's Board of Trustees. Barclays Global Investors, N.A. ("BGI") acts as securities lending agent for the Master Portfolio subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     REPURCHASE AGREEMENTS. The Master Portfolio may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Master Portfolio will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

     RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Master Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REVERSE REPURCHASE AGREEMENTS. The Master Portfolio may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Master Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Master Portfolio is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Master Portfolio has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Master Portfolio intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Master Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Master Portfolio's assets. The custodian bank will maintain a separate account for the Master Portfolio with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

     SECURITIES OF NON-U.S. ISSUERS. The Master Portfolio may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital, and transaction costs of foreign currency conversions. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Obligations of Foreign Governments, Supranational Entities and Banks. The Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     The Master Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     Foreign Equity Securities and Depositary Receipts. The Master Portfolio's assets may be invested in the securities of foreign issuers and American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") of such issuers.

     ADRs and EDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U. S. securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Master Portfolio may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     SHORT-TERM INSTRUMENTS. The Master Portfolio may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (e.g., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFGA.

     UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolio may purchase instruments that are not rated if, in the opinion of the BGFA as investment adviser, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this Part B. The ratings of Moody's and S&P are more fully described in the Appendix to this Part B.

     The Master Portfolio is not required to sell downgraded securities, and the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

     Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Master Portfolio's interests.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

     Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

     U.S. GOVERNMENT OBLIGATIONS. The Master Portfolio may invest in various types of U.S. Government obligations. A U.S. Government obligation is a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA), Federal Home Loan Mortgage Corporation (i.e., FHLMC) or Federal Home Loan Bank (i.e., FLHB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     WARRANTS. The Master Portfolio may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which it may invest directly.

RISK CONSIDERATIONS

     GENERAL. Since the investment characteristics and, therefore, investment risks directly associated with such characteristics of the Fund correspond to those of the Master Portfolio, the following is a discussion of the risks associated with the investments of the Master Portfolio.

     EQUITY SECURITIES. The equity investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

     DEBT SECURITIES. The debt instruments in which the Master Portfolio invests are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Master Portfolio invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Master Portfolio invests. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The Master Portfolio's exposure to interest-rate risk will increase to the extent the Master Portfolio's assets are invested in long-term bonds, because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities. Although some of the Master Portfolio's securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Master Portfolio's daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country, including through ADRs, EDRs and similar securities, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Master Portfolio's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     TRACKING ERROR RISK. Certain factors may affect BGFA's ability to achieve close correlation with the index that the Master Portfolio tracks, such as rounding of prices and changes to an index and regulatory policies. Therefore, the return of the Master Portfolio may deviate from that of the index.

     OTHER INVESTMENT CONSIDERATIONS. The Master Portfolio may enter into transactions in the futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. In addition, in the event that the marked-to-market value of any over-the-counter derivative transaction(s) entered into by the Master Portfolio gives rise to negative exposure (that is, if the relevant derivative transaction(s) were to be terminated, the Master Portfolio would owe money to the counterparty), the Master Portfolio may be required to post collateral to its counterparty in order to reduce or eliminate that negative exposure, which may have an adverse impact on the Master Portfolio's performance.

MASTER/FEEDER STRUCTURE

     The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Fund's Board of Trustees believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Fund's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

     The Fund may withdraw its investment in the Master Portfolio only if the Fund's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Fund's Adviser, under the general supervision of the Board, would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or for the Adviser to assume active management of the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

     The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

INVESTMENT RESTRICTIONS

     FUNDAMENTAL POLICIES OF THE FUND. Except as provided otherwise, the following investment restrictions may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in this SAI).

The Fund:

1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2. May not concentrate investments in a particular industry or group of industries, or within any one state as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that there shall be no limitation with respect to investments in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period.

3. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

4. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

     NON-FUNDAMENTAL POLICIES OF THE FUND. The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than the Fund's fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of the Fund's assets.

2. Invest in companies for the purpose of exercising control.

3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 20% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.

The Master Portfolio may not:

1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investment in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the S&P 500(R) Index becomes concentrated to approximately the same degree during the same period.

2. Purchase the securities of any single issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

3. Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4. Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

5. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute and underwriting for purposes of this paragraph.

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

8. Purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

     NON-FUNDAMENTAL POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of the Master Portfolio, at any time.

The Master Portfolio may:

1. Invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. Not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

4. Not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

5. The Master Portfolio will provide interestholders with at least 60 days' notice of any change to the Master Portfolio's non-fundamental policy to invest at least 90% of the value of the Master Portfolio's net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

PORTFOLIO TURNOVER

     Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. The Fund expects to remain fully invested in the Master Portfolio, therefore, there will be little to no portfolio turnover. The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%, and for the fiscal years ended December 31, 2006 and 2005, it was 14% and 10%, respectively.

     High turnover rates will generally result in higher transaction costs to the Fund and Master Portfolio and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to the Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See "Additional Tax Information."

                                    VALUATION

     Typically, securities held by the Fund are valued by the Master Portfolio, as discussed below. In the event that the Fund values securities, the following procedures apply. Except as noted below, investments of the Fund in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded.

     Securities the principal market for which is not a securities exchange are valued at the latest bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined by the BB&T Fund's Pricing Committee in their best judgment pursuant to procedures established by and under the general supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board. The Pricing Committee, as designated by the Board of Trustees, is comprised of employees of the Adviser and/or its affiliates. Pricing determinations require an affirmative vote of a majority of the Pricing Committee.

     Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

     The value of a foreign security is determined in its national currency, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of net asset value ("NAV") calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed in the BB&T Funds Security Valuation Procedures. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Fund's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

     S&P 500 Index Master Portfolio. The securities of the Master Portfolio are valued as discussed below. In calculating the Master Portfolio's NAV, the Master Portfolio's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

     In the event that current market valuations are not readily available or such valuations do not reflect current market prices, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Master Portfolio's Board of Trustees. The frequency with which the Master Portfolio's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Master Portfolio invests pursuant to its investment objective, strategies and limitations.

     Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a Significant Event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio's NAV is computed and that may materially affect the value of the Master Portfolio's investments). Examples of events that may be "Significant Events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

     Valuing the Master Portfolio's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio's NAV and the prices used by the Master Portfolio's benchmark index, which, in turn, could result in a difference between the Master Portfolio's performance and the performance of the Master Portfolio's benchmark index.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Each class of Shares of the Fund is sold on a continuous basis by BB&T AM Distributors, Inc. or other financial service providers approved by the Distributor (the "Distributor"). In addition to purchasing Shares directly from the Distributor, Class A, Class B, Class C Shares, and Institutional Shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at Branch Banking and Trust Company ("BB&T"), or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the Fund may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

PURCHASE OF CLASS A, CLASS B, AND CLASS C SHARES

     As stated in the Class A, Class B and Class C Prospectus, the public offering price of Class A Shares of the Fund is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B and Class C Prospectus applies to purchases of Class A Shares of the Fund by a purchaser (a "Purchaser").

     Class B and Class C Shares of the Fund are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A, Class B, and Class C Prospectus, the Class B and Class C Shares are subject to a CDSC if they are redeemed prior to the sixth and first anniversary of purchase respectively. Such Class B shares may be exchanged for Class B Shares of any other BB&T Fund through the Auto Exchange Plan (see "Auto Exchange Plan").

     Shares of the Fund sold to a bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations") acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer's account fees for services provided in connection with investment in the Fund.

     In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Fund by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.

     Every shareholder will be mailed a confirmation of each new transaction in the shareholder's account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.

     AUTO INVEST PLAN. BB&T Funds Auto Invest Plan enables shareholders to make regular purchases of Class A, Class B, and Class C Shares through automatic deduction from their bank accounts. With shareholder authorization, the Fund's transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder's bank account and will automatically invest that amount in Class A, Class B, or Class C Shares at the public offering price on the date of such deduction.

     For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

     BB&T FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A, Class B or Class C Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

     All BB&T Funds IRA distribution requests must be made in writing to BB&T AM Distributors, Inc. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.

     For more information on a BB&T Funds IRA call BB&T Funds at 1-800-228-1872. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.

SALES CHARGES

     As BB&T Funds' principal underwriter, the Distributor acts as principal in selling Class A, Class B, and Class C Shares of the Funds to dealers. The Distributor re-allows the applicable sales charge as dealer discounts and brokerage commissions. The Distributor may retain 0.25% of the sales charge it receives. The Distributor will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of BB&T Funds may receive more revenue from the sale of BB&T Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

     The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of the Fund. The maximum cash compensation payable by the Distributor is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.

     The sales charges set forth in the table in the Class A, Class B, and Class C Prospectus are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

     In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge ("CDSC"), it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the shareholder's Fund account (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

     Certain sales of Class A Shares are made without a sales charge, as described in the Fund's Class A, Class B, and Class C Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom the Distributor, BB&T and/or BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, as of May 1, 2007, a CDSC is applicable to redemptions within two years of purchase for investments of $1 million or more.

     LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a Purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by BB&T Funds without notice. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the NAV next calculated.

     For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

     Proceeds from the CDSC and the distribution and shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission.

     CLASS B AND CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code (as defined below)) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B or Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B Shares or Class C Shares of other Funds of BB&T Funds as described under "Exchange Privilege."

     For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

     If a shareholder effects one or more exchanges among Class B Shares of the Funds of BB&T Funds during the eight-year period, BB&T Funds will aggregate the holding periods for the shares of each Fund of BB&T Funds for purposes of calculating that eight-year period. Because the per share NAV of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

EXCHANGE PRIVILEGE

     Institutional Shares. Class A, Class B or Class C Shares may be exchanged for Institutional Shares of the Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of the Fund if an investor ceases to be eligible to purchase Institutional Shares.

     Class B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class B Shares.

     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

     Class C. Class C Shares of each Fund may be exchanged for Class C shares of the other Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares.

     For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder's order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.

     ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

     If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A, Class B or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

     Redemption By Mail. A written request for redemption must be received by BB&T Funds in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record (c) the Owner(s) address of record has changed within the last ten (10) business days or
(d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

     Redemption by Telephone. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call BB&T Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Distributor, BB&T Funds' transfer agent, BB&T Asset Management, Inc. ("BB&T Asset Management") or BB&T Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with BB&T Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. BB&T Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, BB&T Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to BB&T Funds.

     BB&T Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Fund to determine the value of its total net assets.

     BB&T Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of BB&T Funds' responsibilities under the 1940 Act.

     AUTO WITHDRAWAL PLAN. BB&T Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A Shares, Class B Shares, and Class C Shares of the Fund. With shareholder authorization, the Fund's transfer agent will automatically redeem Class A Shares, Class B Shares, and Class C Shares at the NAV of the Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder.

     Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.

     To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

     PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment to shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, BB&T Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to BB&T Funds or the shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

                           ADDITIONAL TAX INFORMATION

     The following discussion of U.S. federal income tax consequences of investment in the Fund is based on the Internal Revenue Code of 1986, as amended ("the Code"), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

     It is the policy of the Fund to elect to be treated to qualify each year as a regulated investment company under Subchapter M of the Code. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. The Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains each year.

     In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) each taxable year distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code) without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of its net short-term capital gains over its net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of the Fund's investments in loan participations the issuer may be the financial intermediary or the borrower.

     In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirement described in (c) above, in the case of the Fund's investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as an issuer. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

     From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that the Master Portfolio, and therefore the Fund, continues to qualify for treatment as a regulated investment company under the Code. For purposes of complying with these qualification requirements the Fund will be deemed to own a proportionate share of the Master Portfolio.

     The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the Fund) will be subject to tax at regular corporate rates. The Fund may also retain for investment its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. If distributions during a calendar year by the Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

     Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which their agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. Furthermore, in order to requalify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

     The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

     DISTRIBUTIONS. Distributions from the Fund (other than exempt-interest dividends, if any) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder owned his or her Shares. Distributions of net capital gains, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends, will be taxable as long-term capital gains (generally subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, through December 31,
2008). Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

     If the Fund receives dividends from the Master Portfolio, and the Master Portfolio designates such dividends as derived from "qualified dividend income," then the Fund may in turn designate a portion of its distributions as derived from "qualified dividend income", provided holding period and other requirements are met at each of the Master Portfolio, Fund, and shareholder levels. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gains. A dividend will not be treated as qualified dividend income (at either the Master Portfolio, Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment interest; or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States), or (b) treated as a passive foreign investment company.

     To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.

     If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

     Distributions are taxable to a shareholder of the Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions from capital gains are generally made after applying any capital loss carryovers. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional Shares or elects to receive them in cash.

     Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on subsequent taxable dispositions by each shareholder of his or her shares.

     Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's NAV also reflects unrealized losses.

     Dividends received by a shareholder of the Fund that are derived from the Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income that would be available if the shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from the Fund.

     Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

     Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each shareholder on December 31 of the year in which the dividends were declared.

     Dividends will generally be taxable to a shareholder as ordinary income to the extent of the shareholder's ratable share of the earnings and profits of the Fund as determined for tax purposes. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them. Certain dividends paid by the Fund, and so-designated by the Fund, may qualify for the 70% dividends received deduction for corporate shareholders. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be "debt-financed", (ii) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock), or (iii) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or
(ii) by application of the Code.

     Because the Fund will invest substantially all of its assets in the Master Portfolio, its distributable income and gains will normally consist entirely of distributions from the Master Portfolio and gains and losses on the disposition of shares of the Master Portfolio. To the extent that the Master Portfolio realizes net losses on its investments for a given taxable year, the Fund will not receive any tax benefit from its shares of those losses until either it disposes of shares of the Master Portfolio or the Master Portfolio uses those losses to reduce capital gains it is required to distribute. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of Master Portfolio shares against its ordinary income (including distributions of any net short-term capital gains realized by the Master Portfolio). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the Master Portfolio, rather than investing in shares of the Master Portfolio.

     REDEMPTION, SALE OR EXCHANGE OF SHARES. Upon the disposition of Shares of the Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares.

     If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis for the newly purchased shares will be adjusted to reflect the disallowed loss.

     Under Treasury regulations, if a shareholder recognizes a loss with respect to common shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Depending on the Fund's percentage ownership in the Master Portfolio both before and after a redemption of Master Portfolio shares, the Fund's redemption of shares of the Master Portfolio may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the Master Portfolio. This would be the case where the Fund holds a significant interest in the Master Portfolio and redeems only a small portion of such interest.

     BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     In order for foreign investors to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these regulations.

     HEDGING. The Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

     Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between the Fund's book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange or a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

     FOREIGN TAXES, FOREIGN CURRENCY DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Income received by the Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders will not generally be entitled to claim a credit or deduction with respect to foreign taxes.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs"), if any, could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax by making an election to mark such investments to market annually or to treat the PFIC as a "qualified electing fund" ("QEF"). If the Fund makes a QEF election, the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. If the Fund makes an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year, such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

     A PFIC is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     NON-U.S. SHAREHOLDERS. In general, dividends (other than capital gain dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However effective for taxable years of the Fund beginning before January 1, 2008, the Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

     In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their account.

     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

     A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

     A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

     GENERAL CONSIDERATIONS. Information set forth in the Prospectuses and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting U.S. purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussion in the Prospectuses and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified retirement plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

                            MANAGEMENT OF BB&T FUNDS

TRUSTEES

     The Fund is managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

     The Trustees and officers of the BB&T Funds, their ages, the position they hold with the BB&T Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 434 Fayetteville Street Mall, Raleigh, North Carolina 27601.

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                             POSITION(S) HELD  TERM OF OFFICE/        PRINCIPAL OCCUPATION        OVERSEEN IN FUND    DIRECTORSHIPS
                               WITH BB&T          LENGTH OF                DURING THE                COMPLEX BY     HELD OUTSIDE THE
   NAME, ADDRESS AND AGE    EQUITY INDEX FUND    TIME SERVED              PAST 5 YEARS                 TRUSTEE        FUND COMPLEX
   ---------------------    -----------------  ---------------  --------------------------------  ----------------  ----------------
Thomas W. Lambeth           Trustee,           Indefinite,      From January 2001 to present,            30              None
700 Yorkshire Road          Chairman of the    8/92 - present   Senior Fellow, Z. Smith Reynolds
Winston-Salem, NC 27106     Board of Trustees                   Foundation; From 1978 to January
Birthdate: 01/35                                                2001, Executive Director,
                                                                Z. Smith Reynolds Foundation.

Drew T. Kagan               Trustee            Indefinite,      From December 2003 to present,           30              None
Montecito Advisors, Inc.                       8/00 - present   President and Director,
810 N. Jefferson St.,                                           Montecito Advisors, Inc.; from
Ste 101                                                         March 1996 to December 2003,
Lewisburg, WV 24901                                             President, Investment Affiliate,
Birthdate: 02/48                                                Inc.

Laura C. Bingham            Trustee            Indefinite,      From July 1998 to                        30              None
Peace College                                  2/01 - present   present, President of
Office of the President                                         Peace College.
15 East Peace Street
Raleigh, NC 27604-1194
Birthdate: 11/56

Douglas R. Van Scoy         Trustee            Indefinite,      Retired; from November 1974 to           30              None
841 Middle St.                                 5/04 - Present   July 2001, employee of Smith
Sullivans Island,                                               Barney (investment banking),
SC 26481                                                        most recently as Deputy Director
Birthday: 11/43                                                 of Private Client Group and
                                                                Senior Executive Vice President.

James L. Roberts            Trustee            Indefinite,      Retired; from November 2006 to           30              None
P.O. Box 4165                                  11/04 - Present  present, Director, Grand
Breckenridge, CO 80424                                          Mountain Bancshares, Inc., from
Birthday: 11/42                                                 January 1999 to December 2003,
                                                                President, CEO and Director,
                                                                Covest Bancshares, Inc.

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS          OTHER
                             POSITION(S) HELD  TERM OF OFFICE/        PRINCIPAL OCCUPATION        OVERSEEN IN FUND    DIRECTORSHIPS
                                WITH BB&T         LENGTH OF               OUTSIDE THE                COMPLEX BY         HELD BY
   NAME, ADDRESS AND AGE    EQUITY INDEX FUND    TIME SERVED              PAST 5 YEARS                 TRUSTEE          DIRECTOR
   ---------------------    -----------------  ---------------  --------------------------------  ----------------  ----------------
* Keith F. Karlawish        Trustee            Indefinite,      Member, Governing Board,                 30              None
BB&T Asset Management                          6/06 - Present   Sterling Capital LLC; from May
434 Fayetteville Street                                         2002 to present, President, BB&T
Mall                                                            Asset Management; from 1996 to
P.O. Box 29575                                                  2002, Senior Vice President and
Raleigh, NC 27626-0575                                          Director of Fixed Income, BB&T
Birthdate: 08/64                                                Asset Management.

* Mr. Karlawish is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Karlawish is an "interested person" because he owns shares of BB&T Corporation and is the President of BB&T Asset Management, the Adviser.

     The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BB&T Asset Management, PFPC Inc., the Distributor or Branch Banking and Trust Company receives any compensation from BB&T Funds for acting as a Trustee.

     The officers of BB&T Funds (except the Chief Compliance Officer) receive no compensation directly from BB&T Funds for performing the duties of their offices. PFPC Inc. receives fees from BB&T Asset Management for acting as Sub-Administrator and from BB&T Funds for acting as Transfer Agent and for providing fund accounting services to BB&T Funds.

     Mr. Ward serves as Chief Compliance Officer. The Chief Compliance Officer's compensation is reviewed and approved by the Board and paid by BB&T Asset Management, subject to an Administration Agreement between BB&T Asset Management and the Trust. The fee paid pursuant to the Administration Agreement by BB&T Funds is not indicative of the total compensation received by Mr. Ward.

THE FOLLOWING TABLE SHOWS INFORMATION FOR OFFICERS OF BB&T FUNDS:

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                             POSITION(S) HELD  TERM OF OFFICE/                                    OVERSEEN IN FUND    DIRECTORSHIPS
                                WITH BB&T         LENGTH OF           PRINCIPAL OCCUPATION           COMPLEX BY     HELD OUTSIDE THE
  NAME, ADDRESS AND AGE     EQUITY INDEX FUND    TIME SERVED         DURING THE PAST 5 YEARS           TRUSTEE        FUND COMPLEX
  ---------------------     -----------------  ---------------  --------------------------------  ----------------  ----------------
Keith F. Karlawish          President          Indefinite,      From May 2002 to present,                N/A              N/A
Birthdate: 08/64                               2/05 - Present   President, BB&T Asset
                                                                Management; from 1996 to 2002,
                                                                Senior Vice President and
                                                                Director of Fixed Income, BB&T
                                                                Asset Management.

E.G. Purcell, III           Vice President     Indefinite,      From 1995 to present, Senior             N/A              N/A
Birthdate: 01/55                               11/00 - Present  Vice President, BB&T Asset
                                                                Management and its predecessors.

James T. Gillespie          Vice President,    Indefinite,      From February 2005 to present,           N/A              N/A
Birthdate: 11/66            Secretary          5/02 - Present   Vice President and Manager of
                                               8/06 - Present   Mutual Fund Administration, BB&T
                                                                Asset Management; from 1992 to
                                                                2005, employee of BISYS Fund
                                                                Services.

Todd M. Miller              Vice President     Indefinite,      From June 2005 to present,               N/A              N/A
Birthdate: 09/71                               8/05 - Present   Mutual Fund Administrator, BB&T
                                                                Asset Management; from February
                                                                1992 to June 2005, Director,
                                                                Client Services, BISYS Fund
                                                                Services.

Clinton L. Ward             Chief Compliance   Indefinite,      From July 2004 to present, Chief         N/A              N/A

Birthdate: 11/69            Officer and Anti-  4/07 - Present   Compliance Officer and
                            Money Laundering                    Secretary, BB&T Asset
                            Officer                             Management; from January 2002 to
                                                                July 2004, Compliance Officer,
                                                                Evergreen Investments; from
                                                                November 1999 to January 2002,
                                                                Compliance Manager - Mutual Fund
                                                                Compliance, Banc of America
                                                                Capital Management, LLC.

Andrew J. McNally           Treasurer          Indefinite,      From January 2007 to present,            N/A              N/A
Birthdate: 12/70                               04/07 - Present  Vice President and Senior
                                                                Director, Fund Accounting and
                                                                Administration Department, PFPC
                                                                Inc.; from July 2000 to January
                                                                2007, Director, Fund Accounting
                                                                and Administration Department,
                                                                PFPC Inc.

Avery Maher                 Assistant          Indefinite       From March 2006 to present, Vice         N/A              N/A
Birthdate: 02/45            Secretary          04/07-present    President and Counsel,
                                                                Regulatory Administration
                                                                Department, PFPC Inc.; from
                                                                October 2004 to August 2005,
                                                                Vice President and Assistant
                                                                Secretary, JPMorgan Asset
                                                                Management; from 1992 to 2004,
                                                                Second Vice President and
                                                                Assistant Secretary, John
                                                                Hancock Advisers, LLC.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

     NAME                    POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUNDS
     ----            --------------------------------------------------------------------------------------------
Keith F. Karlawish   BB&T Asset Management, Inc., President
James T. Gillespie   BB&T Asset Management, Inc., Vice President
Andrew J. McNally    PFPC Inc., Vice President and Senior Director, Fund Accounting and Administration Department
Clinton L. Ward      BB&T Asset Management, Inc., Chief Compliance Officer and Secretary
E.G. Purcell, III    BB&T Asset Management, Inc., Senior Vice President
Todd M. Miller       BB&T Asset Management, Inc., Mutual Funds Administrator
Avery Maher          PFPC Inc., Vice President and Counsel, Regulatory Administration Department

     Audit Committee. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, Roberts and Van Scoy and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the Committee. For the fiscal year ended December 31, 2006, there were four meetings of the Audit Committee.

     Nominations Committee. The purpose of the Nominations Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Roberts, Van Scoy and Ms. Bingham serve on this committee; Mr. Lambeth serves as chair of the Committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of BB&T Funds. For the fiscal year ended December 31, 2006, there were two meetings of the Nominations Committee.

     Ownership of Securities. As of December 31, 2006, each of the Trustees beneficially owned equity securities of the Trust as follows:

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

       (1)                     (2)                                       (3)
                     DOLLAR RANGE OF EQUITY      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                           SECURITIES          REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
 NAME OF TRUSTEE    IN THE EQUITY INDEX FUND               FAMILY OF INVESTMENT COMPANIES
 ---------------    ------------------------   ------------------------------------------------------
Thomas W. Lambeth             None                                   $1-$10,000
Drew T. Kagan                 None                                   > $100,000
Laura C. Bingham              None                                $10,001-$50,000
Douglas Van Scoy              None                                $50,001-$100,000
James L. Roberts              None                                   > $100,000

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

       (1)                          (2)                                          (3)
                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                     DOLLAR RANGE OF EQUITY SECURITIES       OVERSEEN BY REGISTERED INVESTMENT COMPANIES
 NAME OF TRUSTEE         IN THE EQUITY INDEX FUND             TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
 ---------------     ---------------------------------   --------------------------------------------------
Kenneth L. Miller*                  None                                      >$100,000
Keith F. Karlawish                  None                                      >$100,000

* Figures are for calendar year ended December 31, 2005. Mr. Miller retired as a trustee of the BB&T Funds on June 4, 2006.

     As of April 2, 2007, the officers and Trustees owned less than 1% of any class of the Fund.

                               COMPENSATION TABLE*

                               AGGREGATE       PENSION OR RETIREMENT   ESTIMATED TOTAL   TOTAL COMPENSATION FROM
                           COMPENSATION FROM    BENEFITS ACCRUED AS    ANNUAL BENEFITS     BB&T FUNDS PAID TO
NAME OF PERSON, POSITION        THE FUND       PART OF FUND EXPENSES   UPON RETIREMENT           TRUSTEE
------------------------   -----------------   ---------------------   ---------------   -----------------------
Thomas W. Lambeth               $49,300                 None                 None                $49,300
Trustee
Kenneth L. Miller**               None                  None                 None                  None
Trustee
Keith F. Karlawish                None                  None                 None                  None
Trustee
Drew T. Kagan                   $54,050                 None                 None                $54,050
Trustee
Laura C. Bingham                $43,800                 None                 None                $43,800
Trustee
Douglas R. Van Scoy             $42,800                 None                 None                $42,800
Trustee
James L. Roberts                $42,800                 None                 None                $42,800
Trustee

*    Figures are for the fiscal year ended December 31, 2006.

**   Mr. Miller retired as a trustee of the BB&T Funds on June 4, 2006.

CODES OF ETHICS

     BB&T Funds, BB&T Asset Management and the Distributor have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

INVESTMENT ADVISER

     Investment Adviser of the Fund. Investment advisory and management services are provided to each Fund of BB&T Funds by BB&T Asset Management pursuant to an investment advisory agreement ("Advisory Agreement") dated February 1, 2001.

     Under the Advisory Agreement between BB&T Funds and BB&T Asset Management, the fee payable to BB&T Asset Management by the Equity Index Fund, for investment advisory services is: (a) no fee for periods that all of the Fund's assets are invested in the Master Portfolio, (b) a fee computed daily and paid monthly at the annual rate of fifty one hundredths of one percent (0.50%) of the Fund's average daily net assets if the Fund's assets are not invested in the Master Portfolio and the Adviser has assumed active management of the Fund's portfolio, or (c) such fee as may from time to time be agreed upon in writing by BB&T Funds and BB&T Asset Management. A fee agreed to in writing from time to time by BB&T Funds and BB&T Asset Management may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

     The Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by BB&T Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard by BB&T Asset Management of its duties and obligations thereunder.

     Unless sooner terminated, the Advisory Agreement will continue from year to year if such continuance is approved at least annually by BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     For the fiscal years ended December 31, 2006, 2005 and 2004, the Fund's Adviser received no investment advisory fees.

     In April 2002, BB&T Asset Management, LLC., a wholly-owned subsidiary of Branch Banking and Trust Company, reorganized as BB&T Asset Management, a. wholly-owned subsidiary of BB&T Corporation, the parent of Branch Banking and Trust Company. BB&T Asset Management now serves as investment adviser to BB&T Funds. Management and investment advisory personnel of BB&T Asset Management, LLC that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management.

     Investment Adviser of the Master Portfolio. The advisor to the Master Portfolio is BGFA. BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an investment advisory contract ("Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. The Advisory Contract is required to be approved annually by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days written notice by MIP's Board of Trustees or by vote of a majority of the interest holders in the Master Portfolio or, on not less than 60 days written notice, by BGFA. The Advisory Contract will terminate automatically if assigned.

     BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.

     BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

     For the fiscal years ended December 31, 2006, 2005, and 2004, BGFA received investment advisory fees from the Master Portfolio of $1,401,018, $1,188,574, and $1,401,018, respectively.

     As of December 31, 2006, the individuals named as Portfolio Managers in the prospectuses were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition to the Master Portfolio, as indicated in the table below:

                                      NUMBER OF
                                   OTHER ACCOUNTS
                                       MANAGED        TOTAL ASSETS
                                   --------------   ----------------
S. JANE LEUNG
Registered Investment Companies          115        $229,715,416,000
Other Pooled Investment Vehicles           1        $    167,818,000
Other Accounts                             8        $  1,182,785,000

                                      NUMBER OF
                                   OTHER ACCOUNTS
                                       MANAGED        TOTAL ASSETS
                                   --------------   ----------------
PATRICK O'CONNOR
Registered Investment Companies         115         $229,715,416,000
Other Pooled Investment Vehicles          1         $    167,818,000
Other Accounts                           11         $  1,182,785,000

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Master Portfolio and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolio, seeking such investment opportunity. As a consequence, from time to time the Master Portfolio may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Master Portfolio, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolio should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers' favoring those portfolios or accounts with incentive-based fee arrangements.

As of December 31, 2006, each Portfolio Manager receives a salary and is eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. Each Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. The Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent registered public accounting firm.

As of December 31, 2006, the Portfolio Managers beneficially owned shares of the S&P 500 Index Master Portfolio for which they are primarily responsible for the day-to-day management in amounts reflected in the following table.

S. Jane Leung

                         $1    $10,001   $50,001   $100,001   $500,001
      NAMES              TO       TO        TO        TO         TO      OVER
  OF FUNDS/MPS     $0   $10K    $50K      $100K      $500K       $1M      $1M
----------------   --   ----   -------   -------   --------   --------   ----
Master Portfolio   X

Patrick O'Connor

                         $1    $10,001   $50,001   $100,001   $500,001
     NAMES               TO       TO        TO        TO         TO      OVER
  OF FUNDS/MPS     $0   $10K    $50K      $100K      $500K       $1M      $1M
----------------   --   ----   -------   -------   --------   --------   ----
Master Portfolio   X

PROXY VOTING POLICIES AND PROCEDURES

     The Board of Trustees has delegated the authority to vote proxies on behalf of the Fund that owns voting securities to BB&T Asset Management. Proxy voting policies and procedures for BB&T Asset Management are attached as Appendix B.

     You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC's Web site at www.sec.gov, or by contacting us by telephone at 1-800-228-1872 or in writing at BB&T Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.

     Proxy voting policies of the Master Portfolio. The Master Portfolio has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to the Master Portfolio. The Master Portfolio has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Master Portfolio. Therefore, the remainder of this section discusses BGFA's proxy voting guidelines.

     BGFA votes (or refrains from voting) proxies for the Master Portfolio in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Master Portfolio. In some cases, BGFA may determine that it is in the best interests of the Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our client's economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Master Portfolio. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BGFA or BGFA's affiliates, or SEI Investments Distribution Co. ("SEI") or SEI's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

     - BGFA generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     - BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

     - BGFA generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Master Portfolio, the Master Portfolio's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

PORTFOLIO TRANSACTIONS

     General. BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. The prices paid to the underwriters of newly issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

     Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. High portfolio turnover can also result in larger amounts of short-term capital gains allocable to interestholders.

     The Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably. BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

     Brokerage Commissions. For the periods shown below, the Master Portfolio paid brokerage commissions in the dollar amounts shown below. None of the brokerage commissions were paid to affiliated brokers.

                     FISCAL       FISCAL       FISCAL
                   YEAR ENDED   YEAR ENDED   YEAR ENDED
MASTER PORTFOLIO   12/31/2004   12/31/2005   12/31/2006
----------------   ----------   ----------   ----------
Master Portfolio    $103,291      $56,860     $85,982

Securities of Regular Broker/Dealers. On December 31, 2006, the Master Portfolio owned securities of its "regular brokers or dealers" (as defined in the 1940
Act), or its parents, as follows:

BROKER/DEALER OR PARENT             AMOUNT
-----------------------          -----------
Citigroup Inc.                            --
Bank of America Corp.            $50,850,718
Merrill Lynch & Co. Inc.         $19,620,714
Morgan Stanley                   $18,095,212
Goldman Sachs Group Inc. (The)   $18,091,411
Lehman Brothers Holdings Inc.    $ 8,836,309
UBS AG                                    --

GLASS-STEAGALL ACT

     In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board of Governors in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

     BB&T Asset Management believe that they possess the legal authority to perform the services for the Fund contemplated by the Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T Asset Management from continuing to perform such services for BB&T Funds. Depending upon the nature of any changes in the services which could be provided by BB&T Asset Management, the Board of Trustees of BB&T Funds would review BB&T Funds' relationship with BB&T Asset Management and consider taking all action necessary in the circumstances.

     Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T Asset Management or their affiliated and correspondent banks (the "Banks") in connection with customer's purchases of Shares of the Fund, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Fund's method of operations would affect its NAV per Share or result in financial losses to any customer.

ADMINISTRATOR

     ADMINISTRATOR OF THE FUND. BB&T Asset Management, 434 Fayetteville Street Mall, Raleigh, North Carolina 27601, serves as the Administrator (the "Administrator") to the Fund pursuant to an Administration Agreement effective April 23, 2007. Prior to April 23, 2007, BB&T Asset Management served as Administrator to the Fund pursuant to an Administration Agreement dated as of February 1, 2005, as amended. Prior to February 1, 2005, BISYS Fund Services Ohio, Inc. served as Administrator to the Fund pursuant to the Management and Administration Agreement dated as of June 1, 2000, as amended. BISYS Fund Services Ohio, Inc. is wholly owned by The BISYS Group, Inc., 90 Park Avenue, New York, NY 10016, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of the Fund (other than those performed by BB&T Asset Management under the Advisory Agreement, those performed by Investor's Bank & Trust under its custodial services agreements with BB&T Funds and those performed by PFPC Inc. under its transfer agency and blue sky services agreement with BB&T Funds).

     Under the Administration Agreement, the Administrator has agreed to perform or supervise the performance by others of administrative services performed in connection with the operations of the Trust and to assist in the selection of and conduct relations with custodians, depositories, accountants, legal counsel, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and persons in any other capacity deemed to be necessary or desirable for the Fund's operations. The Administrator also has agreed to provide the Trust with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Trust and such other services as the Administrator shall, from time to time, determine to be necessary to perform its obligations under its Agreement.

     For performing these services, the Administrator receives a fee that is calculated based upon average net assets of the Trust and the BB&T Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.110% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.075% applicable to the next $1 billion of average net assets, at the annual rate of 0.06% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.04% applicable to net assets in excess of $6 billion.

     Alternatively, the Fund may pay a fee as may from time to time be agreed upon in writing by BB&T Funds and the Administrator. A fee agreed to in writing from time to time by BB&T Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

     For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator* received the following fees:

                        FISCAL YEAR ENDED          FISCAL YEAR ENDED        FISCAL YEAR ENDED
                        DECEMBER 31, 2006          DECEMBER 31, 2005        DECEMBER 31, 2004
                    ------------------------   ------------------------   --------------------
                                 ADDITIONAL                 ADDITIONAL             ADDITIONAL
                       PAID    AMOUNT WAIVED     PAID     AMOUNT WAIVED   PAID   AMOUNT WAIVED
                    --------   -------------   --------   -------------   ----   -------------
Equity Index Fund   $153,154      $12,164      $154,680      $28,338       $0       $302,563

     *The figures in this table reflect fees received by the former Administrator for periods prior to February 1, 2005.

     The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until April 30, 2010 (the "Initial Term"). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the "Renewal Term"), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement also is terminable upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) upon the provision of sixty (60) days written notice by the party alleging cause.

     The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by BB&T Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law which cannot be waived or modified by the Administration Agreement.

     SUB-ADMINISTRATOR

     PFPC Inc. ("PFPC" or the "Sub-Administrator"), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Trust pursuant to a Sub-Administration Services Agreement dated December 18, 2006, and effective with respect to the Fund as of April 23, 2007 (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator performs certain administrative services for the Fund, for which it receives a fee, paid by the Administrator, that is calculated based upon the average net assets of the BB&T Funds and BB&T Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.045% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0275% applicable to the next $1 billion of average net assets, at the annual rate of 0.02% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.

     ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO. BGI serves as administrator of the Master Portfolio. BGI provides the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Master Portfolio's trustees and officers. BGI also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates MIP's Trustees, officers and employees who are affiliated with BGI. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI or an affiliate receives advisory fees from the Master Portfolio. BGI has contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administration services for the Master Portfolio, and BGI pays IBT for those services out of the fees BGI receives for its services as administrator.

     SEI Investments Distribution Co. ("SEI") is the placement agent for the Master Portfolio. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI does not receive compensation from the Master Portfolio for acting as placement agent.

DISTRIBUTOR

     BB&T AM Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as distributor to the Fund pursuant to an Underwriting Agreement effective as of April 23, 2007 (the "Distribution Agreement"). The Adviser may compensate the Distributor for services provided to the Fund under the Distribution Agreement if such services are either (i) not authorized under a plan of distribution under Rule 12b-1 under the 1940 Act ("12b-1 Plan") or (ii) represent amounts incurred in excess of the fee payable under such a 12b-1 Plan.

     The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

     The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, BB&T Funds will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause BB&T Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in the Fund's method of operations would affect its NAV per share or result in financial loss to any customer.

EXPENSES

     The Adviser and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The BB&T Equity Index Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of BB&T Funds, travel expenses of officers of the BB&T Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and certain reimbursable expenses of the custodian and the transfer agent, fees and certain reimbursable expenses for fund accounting services, expenses incurred for pricing securities owned by the Fund, certain insurance premiums, costs of maintenance of the Fund's existence, costs and expenses of shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C and Institutional Shares of the Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A, Class B, and Class C

Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, and Class C Shares.

SECURITIES LENDING AGENT

     BB&T Funds has retained U.S. Bank National Association as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of BB&T Funds.

CUSTODIAN

     IBT, located at 200 Clarendon Street, Boston, MA 02111, serves as custodian of the assets of the Equity Index Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of Equity Index Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Equity Index Fund and Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Equity Index Fund and Master Portfolio.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

     PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement with BB&T Funds.

     IBT, 200 Clarendon Street, Boston, MA 02111, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with BB&T Funds.

     IBT also acts as transfer agent and dividend-disbursing agent for the Master Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP ("KPMG"), 191 W. Nationwide Blvd., Suite 500, Columbus, OH 43215, has been selected as the independent registered public accounting firm.

LEGAL COUNSEL

     Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Suite 900, Washington, DC 20005-3948 are counsel to BB&T Funds.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

     BB&T Funds (previously BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." A copy of BB&T Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. BB&T Funds presently has twenty-five series of Shares offered to the public which represent interests in the Equity Index Fund, the Large Cap Fund, the Small Cap Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the International Equity Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the U.S. Treasury Money Market Fund, the Prime Money Market Fund, the National Tax-Free Money Market Fund, the Sterling Capital Small Cap Value Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund, and the Capital Manager Equity Fund, respectively. BB&T Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of BB&T Funds into one or more additional series.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of BB&T Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of BB&T Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

     As used in this SAI, a "vote of a majority of the outstanding shares" of BB&T Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of BB&T Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of BB&T Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of BB&T Funds. However, BB&T Funds' Declaration of Trust disclaims shareholder liability for acts or obligations of BB&T Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by BB&T Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

     The Agreement and Declaration of Trust states further that no Trustee, officer or agent of BB&T Funds shall be personally liable in connection with the administration or preservation of the assets of BB&T Funds or the conduct of BB&T Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or BB&T Funds shall look solely to the assets of BB&T Funds for payment.

MASTER PORTFOLIO ORGANIZATION

     The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware statutory trust. MIP was organized on October 20, 1993. MIP currently consists of thirteen series, including the Master Portfolio. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

     The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

     The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to Master Portfolio securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as votes the Master Portfolio receives from other Feeder Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted its own polices and procedures governing when information regarding portfolio holdings may be made available to third parties. Such information may be made available in the following circumstances:

-    Through disclosure in a Fund's latest annual or semi-annual report or Form
     N-Q;

- In marketing and other materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

- When a Fund has a legitimate business purpose for doing so (see example below), the disclosure is in the best interests of shareholders, and either
     (a) the recipients are subject to a confidentiality agreement or (b) the Board has determined that (i) the policies of the recipient are adequate to protect the information that is disclosed and (ii) the recipient is subject to a duty of confidentiality under the federal securities laws. Conflicts of interest between the Fund's shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds are addressed through the imposition of a duty of confidentiality on the recipient of the information. Disclosures of portfolio holdings will be authorized by the Fund's Chief Executive Officer or Chief Financial Officer and will be reported periodically to the Board.

Examples of instances in which a legitimate business purpose exists for the selective disclosure of portfolio securities include: for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Fund's adviser, to a newly hired investment adviser or sub-adviser prior to commencing its duties, and to a performance reporting bureau or rating agency for use in developing a rating.

It is the policy of the Fund to not disclose material information about its portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to third parties other than the Fund's service providers. The Fund's service providers are prohibited from disclosing to other third parties material information about the Fund's portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. The Board of Trustees has determined that disclosure under such circumstances is in the best interests of shareholders because it is necessary to the Fund's operation, and it is subject to a confidentiality requirement. Such service providers include the fund accountant, administrator, sub-administrator, investment adviser, custodian, independent registered public accounting firm and legal counsel.

In no event shall information regarding the Fund's portfolio holdings be disclosed for compensation. In all instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.

The frequency with which information regarding the Fund's portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefor.

Other than the service provider arrangements discussed above, the Fund does not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person.

MASTER PORTFOLIO'S POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

     As the Fund presently invests all of its assets in the Master Portfolio, information regarding portfolio holdings is not expected to vary frequently. The Master Portfolio's policy regarding the disclosure of portfolio holdings information is as follows:

     The Master Portfolio's Board of Trustees has adopted a policy regarding the disclosure of the Master Portfolio's portfolio holdings that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of the Master Portfolio's interestholders; (b) does not put the interests of the Master Portfolio's investment adviser (the "BGFA" or "Investment Adviser"), the Master Portfolio's distributor (the "Master Portfolio Distributor"), or any affiliated person of the Master Portfolio, the Investment Adviser or the Master Portfolio Distributor, above those of Master Portfolio interestholders; (c) does not advantage any current or prospective Master Portfolio interestholders over any other current or prospective Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the following procedures and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

     Daily access to information concerning the Master Portfolio's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) to other personnel of the Investment Adviser and other service providers, such as the Master Portfolio's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolio and the terms of the Master Portfolio's current registration statement.

     From time to time, information concerning the Master Portfolio's portfolio holdings may also be provided to other entities that provide additional services to the Master Portfolio, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than the close of trading on the same business day as the date of the information.

     In addition, the Master Portfolio will provide portfolio holdings information to the sponsors, administrators or other service providers for feeder funds as may be necessary to (i) conduct business in the ordinary course in a manner consistent with agreements with the feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the feeder funds. The Master Portfolio may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

     The Master Portfolio will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Master Portfolio's fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. The Master Portfolio, however, may voluntarily disclose all or part of its portfolio holdings in advance of required filings with the SEC, provided that such information is made generally available to all interestholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a website available to intermediaries and institutional investors or other means that make the information available to all likely interested parties in a contemporaneous manner.

     The Master Portfolio's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

     The Master Portfolio's Board of Trustees reviews the policy and the procedures for disclosure of portfolio holdings information at least annually.

MASTER PORTFOLIO'S POLICY REGARDING FREQUENT PURCHASES AND REDEMPTIONS

     Frequent purchases and redemptions of Master Portfolio interests ("frequent trading") may have a detrimental effect on the Master Portfolio and its interestholders. Depending on various factors, such as the size of the Master Portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the Master Portfolio by interfering with the implementation of the Master Portfolio's investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of Master Portfolio interests held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolio's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the Master Portfolio's NAV ("market timing").

     The Master Portfolio's Board of Trustees has adopted a policy of not monitoring for possible market timing activity in the S&P 500 Index Master Portfolio because the primary market for large capitalization U.S. equity securities closes at the same time as of which the NAV for S&P 500 Index Master Portfolio is calculated (normally 4:00 p.m. Eastern Time). BGI's ability to monitor trades that are placed by shareholders of feeder funds invested in the Master Portfolio is severely limited because BGI does not receive transaction information showing individual investment decisions. In addition, feeder funds' ability to impose restrictions on the trading practices of their shareholders may be affected by legal or technological limitations.

     The Master Portfolio's Board of Trustees has not adopted a policy of monitoring for other frequent trading activity in the Master Portfolio in light of the nature of the Master Portfolio's interestholders.

MISCELLANEOUS

     BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.

     BB&T Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of BB&T Funds.

     As of April 3, 2007, the following persons owned of record or beneficially 5% or more of the Class A, Class B or Class C Shares of the Fund. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.

                                                     PERCENT OF THE CLASS TOTAL
     NAME, ADDRESS OF OWNER            CLASS       ASSETS HELD BY THE SHAREHOLDER
-------------------------------   --------------   ------------------------------
NATIONAL FINANCIAL SERVICES LLC   CLASS A SHARES               88.03%
200 LIBERTY ST
5TH FLOOR
NEW YORK, NY 10281

PERSHING LLC                      CLASS B SHARES               20.07%
1 PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

MG TRUST CUSTODIAN OR TRUSTEE     CLASS C SHARES               45.26%
NEIGHBORS STORES INC
700 17TH ST STE 150
DENVER CO 80202

SCOTT & STRINGFELLOW INC.                                      25.01%
909 EAST MAIN STREET
RICHMOND VA 23229

THEODORA J. KURCABA                                             8.96%
RT 1 BOX 163-C
TERRA ALTA, WV 26764

PERSHING LLC                                                    6.96%
1 PERSHING PLAZA
PRODUCT SUPPORT, 14TH FLOOR
JERSEY CITY NJ 07399

PEDROS FERREIRA                                                 5.86%
IRA
11-11 FLOOR DTO
PCT DO COMERCIO
2720 ALFRAGIDE PORTUGAL

RANDY R. RAAB                                                   5.04%
CANDACE T. RAAB
JTWROS
2429 ROSEMOND CIR
GASTONIA, NC 28056-7557

     The Prospectuses of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

     The Prospectuses of the Fund and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Fund and this SAI.

                              FINANCIAL STATEMENTS

Audited Financial Statements as of December 31, 2006 are incorporated by reference herein, and included in the Annual Report to shareholders, dated as of December 31, 2006, which has been previously sent to shareholders of the Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Fund's latest Semi-Annual Report may be obtained without charge by contacting the Fund at P.O. Box 9762, Providence, Rhode Island 02940-9752 or by telephoning toll-free at 1-800-228-1872.

                                   APPENDIX A

     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include, but are not limited to, Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, and Duff & Phelps ("Fitch IBCA"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

     LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

     Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     Description of the three highest long-term debt ratings by Fitch IBCA:

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

     Moody's description of its three highest short-term debt ratings:

     Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     S & P's description of its three highest short-term debt ratings:

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCECURES
                         OF BB&T ASSET MANAGEMENT, INC.

13.1. AUTHORIZATION TO VOTE PROXIES

Each client whose account is assigned to a BB&T AM IAR, when executing his or her Advisory Contract with BB&T AM, may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she instead authorizes BB&T AM to vote proxies on behalf of the client. BB&T AM shall not cause to be voted the proxies of any client who indicates that he or she wishes to be responsible for voting his or her proxies. With respect to any BB&T AM client who has not executed an Advisory Contract with BB&T AM that includes a proxy voting selection provision, BB&T AM will cause the proxies of such client to be voted, until such time as the client instructs BB&T AM to the contrary or unless the client has otherwise arranged for their proxies to be delivered to them for voting.

BB&T AM may also cause to be voted the proxies for securities held by any BB&T Fund whose board of trustees has authorized BB&T AM to do so.

13.2. PROXIES WILL BE VOTED IN ACCORDANCE WITH THE CLIENTS' BEST INTERESTS

It is BB&T AM's policy that all proxies for clients' securities be voted strictly in accordance with the best interests of the clients' accounts. The key element underlying any evaluation of the interests of a client in a proposal, election, or issue presented to a shareholder vote is the effect, if any, the proposal, election, or issue could have on the current or future value of the investment.

13.3. PROXY COMMITTEE

With respect to clients' securities (including BB&T Funds' securities) for which BB&T AM has responsibility for voting proxies, the Proxy Committee of BB&T AM will monitor make voting decisions, ensure proxies are submitted timely, and, as described in Section 13.5.2, below, make determinations regarding actual or potential conflicts of interests. The Proxy Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more of these functions. BB&T AM has engaged Institutional Shareholder Services ("ISS") to monitor corporate actions, make voting recommendations, ensure proxies are submitted timely, and maintain the records described in
Section 13.7, below.

To the extent that any investment officer (or other employee of asset management) reviews a given ISS recommendation and determines that the best interests of the BB&T AM clients who hold the security would likely be better served by rejecting the ISS recommendation, then they shall promptly notify the Proxy Committee, which shall then review the issue and determine, based on the principles set forth in Sections 13.2 and 13.4, below, whether to accept or reject the ISS recommendation. If the Proxy Committee chooses to reject the ISS recommendation, it shall instruct ISS to vote the proxies accordingly and shall forward to the Director of Compliance originals or copies of all documents that memorialize the basis for the decision and all documents created by the Proxy Committee or by any other area or employee of BB&T AM that were material to making the decision.

13.4. PROXY VOTING DETERMINATION GUIDELINES

As discussed in Section 13.3, above, BB&T AM has engaged ISS to make voting recommendations with respect to proxies for clients' securities. BB&T AM accordingly relies on ISS's voting policies and judgments, which BB&T AM has found to be sound and well regarded. Nevertheless, as also discussed in Section 13.3, above, BB&T AM reserves the right to reject any given ISS recommendation. In determining whether to reject an ISS recommendation, BB&T AM will be guided by the policy expressed in Section 13.2, above, and the following guidelines.

Generally, BB&T AM will support company managements which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term. Long term shareholder value need not be sacrificed in favor of short term gains. Proposals that diminish the rights of shareholders or diminish management or board accountability to the shareholders will typically be opposed. However, reasonable measures that provide the board or management with flexibility for negotiation during unsolicited takeover attempts might be supported provided that such measures do not deter every potential acquisition. Likewise, compensation plans that appear excessive relative to comparable companies' compensation packages and/or appear unreasonable in light of the performance of the issuer will typically be opposed. Matters involving social issues or corporate responsibility will be evaluated principally based on their likely impact on the economic value of the issuer.

13.5. CONFLICTS OF INTERESTS

In some circumstances, an issuer's proxies may present an actual or potential conflict of interests between BB&T AM and a client account holding securities of the issuer. As explained in section 13.2, above, it is BB&T AM's policy that all proxies for a client's securities be voted strictly in accordance with the best interests of the client's account. Nevertheless, BB&T AM also employs additional safeguards in situations potentially involving a material conflict of interests.

At least annually, the Proxy Committee will compile, maintain, and update a list of issuers with which BB&T AM or its affiliates has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interests. Examples may include issuers for which BB&T AM manages a pension or employee benefits plan, issuers for which BB&T AM manages an account for a senior officer or director, BB&T Corporation, or the BB&T Funds. To the extent that BB&T AM receives proxies from such issuers for clients who have authorized BB&T AM to vote their proxies, the Proxy Committee will examine the proxy solicitations and assess the potential conflict in order to determine what procedures to employ with respect to the proxy. Likewise, the Proxy Committee will make such an examination and determination with respect to other proxy solicitations that may give rise to a material conflict of interests, such as where BB&T AM or one or more of its senior managers or directors has a business or personal relationship with a proponent of a proxy proposal, a participant in a proxy contest, a corporate director, or a candidate for a directorship.

Depending on the circumstances, the Proxy Committee may:

          (a) Determine that the ISS recommendation is in the best interest of the client and cause the proxies to be voted according to the ordinary guidelines and procedures provided by ISS; or

          (b) Determine that the ISS recommendation is not in the best interest of the client and, as provided in sections 13.3 and 13.4 above, override the recommendation and vote the proxies accordingly; or

          (c) Refer voting authority back to the client to vote the proxies.

13.6. PROVIDING INFORMATION REGARDING PROXY VOTING POLICIES AND PROCEDURES

Upon opening any new client account, BB&T will provide the client with the Description of BB&T Asset Management's Proxy Voting Policies and Procedures ("Description"), which shall be a concise summary of the policies and procedures, shall indicate that a copy of the full policies and procedures is available upon request, and shall include instructions for obtaining information regarding how a client's proxies were voted. The Proxy Committee or its delegate shall be responsible for providing a copy of the full policies and procedures and of information regarding how a client's proxies were voted to any client who so requests. The Proxy Committee or its delegate shall also forward to the Director of Compliance the client's written request for information regarding how the client's proxies were voted and a copy of BB&T AM's written response to any such written or oral request.

13.7. RECORD-KEEPING

The Director of Compliance shall maintain the following materials for five years in an easily accessible place (the first two years in BB&T AM's home office):

          (a) BB&T AM's proxy voting policies and procedures;

          (b) List of issuers the represent a poetential or actual conflict of interest, as described in Section 13.5;

          (c) Records of votes cast by BB&T AM (including by any third party provider, such as ISS, that BB&T AM has engaged to cast votes) on behalf of any client;

          (d) Copies of all documents created by BB&T AM that were material to making a decision as to how to vote proxies on behalf of a client or that memorialize the basis for such a decision;

          (e) Copies of all written client requests for information on how BB&T AM voted proxies on behalf of the client, and copies of all written responses by BB&T AM to any written or oral client request for information on how BB&T AM voted proxies on behalf of the client;

          (f) All documents received from the Proxy Committee pursuant to Sections 13.2 and 13.5, above.

BB&T AM may satisfy requirements (b) and (c), above, by relying on a third party, such as ISS, to make and retain the relevant documents on BB&T AM's behalf if BB&T AM first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. BB&T AM also may satisfy the requirements of (b), above, by relying on obtaining a copy of a proxy statement from the SEC's EDGAR system.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(b) (1) Amended and Restated Bylaws dated April 23, 2007 is filed herewith.

(c) (1) Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Declaration of Trust dated August 18, 1992, are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (filed March 24, 1993).

    (2) Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(d) (1) Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (filed November 26,
        2003).

    (2) Form of Revised Schedule A to Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31,
        2007).

    (3) Form of Sub-Advisory Contract between BB&T Asset Management, Inc. and UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (filed April 30, 2003).

    (4) Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated February 1, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

        (i) Form of Amendment No. 2 to Sub-Advisory Agreement between BB&T Asset Management and Federated Investment Management Company is incorporated by reference to Exhibit (d)(4)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

    (5) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc., including Schedule A is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

    (6) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC, including Schedule A is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

    (7) Form of Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC, for the Sterling Capital Small Cap Value Fund, including Schedule A is incorporated by reference to Exhibit
        (d)(7) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (filed May 15, 2006).

(e) (1) Form of Underwriting Agreement between the Registrant and PFPC Distributors, Inc. is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

    (2) Form of Underwriting Agreement between the Registrant and BB&T AM Distributors, Inc. is filed herewith.

(f) Not applicable.

(g) (1) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

    (2) Custody Agreement between the Registrant and U.S. Bank N.A. dated August 1, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

        (i) Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(h) (1) Form of Administration Agreement between the Registrant and BB&T Asset Management, Inc. is filed herewith.

    (2) Form of Sub-Accounting Agreement between BB&T Funds and the Pershing

        Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

        (i) Form of Schedule A to the Sub-Accounting Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit
             (h)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

    (3) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

    (4) Form of Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

        (i) Form of Schedule A to the Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

    (5) Form of Sub-Administration Services Agreement between BB&T Asset Management, Inc. and PFPC Inc. is incorporated by reference to Exhibit
        (h)(11) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

    (6) Form of Transfer Agency and Blue Sky Services Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

    (7) Form of Accounting Services Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

    (8) Form of Compliance Support Services Agreement between Registrant and PFPC Inc. is incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

    (9) Form of Securities Lending Agreement between Registrant and U.S. Bank N.A. is incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

   (10) Form of Third Party Feeder Fund Agreement between Registrant (on behalf of the BB&T Equity Index Fund), BB&T AM Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is filed herewith.

(i) Opinion of Ropes & Gray LLP is filed herewith.

(j) (1) Consent of Ropes & Gray LLP is filed herewith.

(j) (2) Consent of KPMG LLP is filed herewith.

(j) (3) Consent of PricewaterhouseCoopers LLP is filed herewith.

(k) Not applicable.

(l) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1) Form of Amended and Restated Distribution and Shareholder Services Plan as amended April 20, 2007 is filed herewith.

(n) (1) Multiple Class Plan is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (filed May 15, 2006).

        (i) Revised Exhibit A to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31,
             2007).

(p) (1) Code of Ethics for BB&T Funds dated November 8, 1994 and amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

    (2) Code of Ethics for BB&T Asset Management, Inc. is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (filed April 28, 2006).

    (3) Code of Ethics for UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15,
        2004).

    (4) Code of Ethics for Federated Investment Management Company is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (filed April 29,
        2005).

    (5) Code of Ethics for Scott & Stringfellow, Inc. is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

    (6) Code of Ethics for Sterling Capital Management dated September 27, 2004 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (filed November 17, 2005).

    (7) Code of Conduct for PFPC Distributors, Inc. dated April 20, 2001 is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18,
        2006).

    (8) Joint Code of Ethics of Barclays Global Investors Funds ("BGIF") and Master Investment Portfolio, dated June 1, 2005 is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

    (9) Code of Ethics of Barclays Global Fund Advisors ("BGFA"), dated June 1, 2005 is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

   (10) Code of Ethics of SEI Investments Distribution Co. ("SEI"), dated January 2004 is incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (filed February 26, 2007).

Item 24. Persons Controlled By or Under Common Control with Registrant

     None.

Item 25. Indemnification

     Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

     "Trustees, Officers, etc.

     Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     Compromise Payment

     Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Indemnification for the Trust's principal underwriter, except the principal underwriter for the Sterling Capital Small Cap Value Fund, is provided for in the Distribution Agreement incorporated herein by reference as Exhibit
     (e)(1). Indemnification for the Sterling Capital Small Cap Value Fund's principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(3). The Trust maintains a directors and officers liability insurance policy. In addition, certain officer and the interested trustee are covered by BB&T Corporation's directors and officers liability insurance policy.

Item 26. Business and Other Connections of Investment Adviser

BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the all of the BB&T Funds, except the Sterling Capital Small Cap Value Fund. BB&T Asset Management, located at 434 Fayetteville Street Mall, Raleigh, North Carolina 27601, is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2006, BB&T had assets of approximately $121.4 billion. Through its subsidiaries, BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $16 billion.

To the knowledge of Registrant, none of the directors or officers of BB&T Asset Management is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee in any other business, profession, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries of the parent corporation of BB&T).

Item 27. Principal Underwriter

     (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of April 23, 2007, the Distributor acted as principal underwriter for the following investment companies:

               AFBA 5 Star Funds, Inc.
               Aston Funds
               Atlantic Whitehall Funds Trust
               BHR Institutional Funds

               CRM Mutual Fund Trust
               E.I.I. International Property Fund
               E.I.I. Realty Securities
               GuideStone Funds
               Highland Floating Rate Fund
               Highland Floating Rate Advantage Fund
               Highland Funds I
               Kalmar Pooled Investment Trust
               Matthews Asian Funds
               Metropolitan West Funds
               New Alternatives Fund
               Old Westbury Funds
               PAX World Funds Series Trust I
               The RBB Fund, Inc.
               Stratton Multi-Cap Fund
               Stratton Monthly Dividend REIT Shares, Inc.
               The Stratton Funds, Inc.
               Sterling Capital Small Cap Value Fund
               The Torray Fund
               Van Wagoner Funds
               Wilshire Mutual Funds, Inc.
               Wilshire Variable Insurance Trust

          Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

               BB&T Funds

          Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

               BlackRock Funds

               BlackRock Bond Allocation Target

               Shares BlackRock Liquidity Funds

               International Dollar Reserve Fund I, Ltd.

          Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

               MGI Funds

          Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

               Northern Funds

               Northern Institutional Funds

     (b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

          The following is a list of the directors and executive officers of the
          Distributor:

Name                   Position(s) with Distributor
--------------------   ------------------------------------
Brian Burns            Chairman; Director;
                       President; Chief Executive Officer

Michael Denofrio       Director

Nicholas Marsini       Director

Rita G. Adler          Chief Compliance Officer

John Munera            Anti-Money Laundering Officer

Jodi Jamison           Chief Legal Officer

Bradley A. Stearns     Secretary; Clerk

Julie Bartos           Assistant Secretary; Assistant Clerk

Charlene Wilson        Treasurer; Chief Financial Officer;
                       Financial & Operations Principal

Maria Schaffer         Assistant Treasurer; Controller

Bruno Di Stefano       Vice President

Susan K. Moscaritolo   Vice President

     (c)  Not Applicable

Item 28. Location of Accounts and Records

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

     (1)  BB&T Funds
          434 Fayetteville Street Mall
          Raleigh, NC 27601
          Attention: Secretary
          (Registrant)

     (2)  BB&T Asset Management, Inc.
          434 Fayetteville Street Mall
          Raleigh, North Carolina 27601
          Attention: Trust Investments
          (Investment Adviser and Administrator)

     (3)  UBS Global Asset Management
          51 W. 52nd Street
          New York, New York 10019
          (Investment Sub-Adviser to the International Equity Fund)

     (4)  Federated Investors, Inc.
          Federated Investors Tower
          1001 Liberty Avenue
          Pittsburgh, PA 15222-3779
          (Investment Sub-Adviser to the Prime Money Market Fund and National Tax-Free Money Market Fund)

     (5)  Scott & Stringfellow
          909 E. Main Street
          Richmond, Virginia 23219
          (Investment Sub-Adviser to the Special Opportunities Equity and Equity Income Funds)

     (6)  Sterling Capital Management
          Two Morrocroft Centre
          4064 Colony Rd., Suite 300
          Charlotte, NC 28211

          (Investment Adviser to the Sterling Capital Small Cap Value Fund and Investment Sub- Adviser to the Mid Cap Value Fund and the Total Return Bond Fund)

     (7)  U.S. Bank National Association
          425 Walnut Street, M.L. CN-OH-W6TC
          Cincinnati, OH 45202
          (Custodian)

     (8)  Branch Banking and Trust Company
          434 Fayetteville Street Mall
          Raleigh, NC 27601
          (Former Custodian)

     (9)  Investor's Bank & Trust
          John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02117-9130
          (Custodian and Fund Accountant for Equity Index Fund)

     (10) Ropes & Gray LLP
          One Metro Center, 700 12th Street, N.W., Suite 900
          Washington, D.C. 20005-3948
          (Declaration of Trust, Bylaws, Minutes Book)

     (11) PFPC Inc.
          301 Bellevue Parkway
          Wilmington, Delaware 19809
          (Fund Accountant, Transfer Agent, and Sub-Administrator)

     (12) PFPC Distributors, Inc.
          760 Moore Road
          King of Prussia, PA 19406
          (Distributor for the Sterling Capital Small Cap Value Fund)

     (13) BB&T AM Distributors, Inc.
          760 Moore Road
          King of Prussia, PA 19406
          (Distributor)

Item 29. Management Services

     None.

Item 30. Undertakings

     The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 27th day of April 2007.

BB&T FUNDS


/s/ Keith F. Karlawish
-------------------------------------
*Keith F. Karlawish
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                        Title               Date
-------------------------------------   ------------------   --------------


/s/ Keith F. Karlawish                  President/ Trustee   April 27, 2007
-------------------------------------
*Keith F. Karlawish


/s/ James L. Roberts                    Trustee              April 27, 2007
-------------------------------------
*James L. Roberts


/s/ Thomas W. Lambeth                   Trustee              April 27, 2007
-------------------------------------
*Thomas W. Lambeth


/s/ Andrew J. McNally                   Treasurer            April 27, 2007
-------------------------------------
*Andrew J. McNally


/s/ Douglas R. Van Scoy                 Trustee              April 27, 2007
-------------------------------------
*Douglas R. Van Scoy



/s/ Drew T. Kagan                       Trustee              April 27, 2007
-------------------------------------
*Drew T. Kagan


/s/ Laura C. Bingham                    Trustee              April 27, 2007
-------------------------------------
*Laura C. Bingham


By: /s/ Alan G. Priest
    ---------------------------------
    Alan G. Priest

* By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                         MIP/MIP TRUSTEE SIGNATURE PAGE
                 FOR THIRD-PARTY FEEDER REGISTRATION STATEMENTS

                                   SIGNATURES

     This Registration Statement contains certain disclosures regarding the S&P 500 Index Master Portfolio (the "Portfolio"), a series of Master Investment Portfolio (the "Trust"). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the BB&T Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on April 26, 2007. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                        MASTER INVESTMENT PORTFOLIO


                                        By: /s/ Michael A. Latham
                                            ------------------------------------
                                            Michael A. Latham
                                            Secretary and Treasurer
                                            (Chief Financial Officer)

     This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on April 26, 2007. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature                       Title                             Date
-----------------------------   -------------------------------   --------------


/s/ Mary G.F. Bitterman                                           April 26, 2007
-----------------------------   -------------------------------
Mary G.F. Bitterman*            Trustee


/s/ A. John Gambs                                                 April 26, 2007
-----------------------------   -------------------------------
A. John Gambs*                  Trustee


/s/ Lee T. Kranefuss                                              April 26, 2007
-----------------------------   -------------------------------
Lee T. Kranefuss*               Chairman, President and Trustee
                                (Chief Executive Officer)



/s/ Wendy Paskin-Jordan                                           April 26, 2007
-----------------------------   -------------------------------
Wendy Paskin-Jordan*            Trustee


/s/ Leo Soong                                                     April 26, 2007
-----------------------------   -------------------------------
Leo Soong*                      Trustee


By: /s/ Michael A. Latham
    ---------------------------------
    Michael A.Latham

*    As Attorney-in-Fact pursuant to powers of attorney as filed herewith.

                                POWER OF ATTORNEY

Keith F. Karlawish, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: February 3, 2005                 /s/ Keith F. Karlawish
                                        ----------------------------------------
                                        Keith F. Karlawish

                                POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  May 30, 2002                    /s/ Laura C. Bingham
                                        ----------------------------------------
                                        Laura C. Bingham

                                POWER OF ATTORNEY

Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Thomas W. Lambeth
                                        ----------------------------------------
                                        Thomas W. Lambeth

                                POWER OF ATTORNEY

Andrew J. McNally, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 23, 2007                  /s/ Andrew J. McNally
                                        ----------------------------------------
                                        Andrew J. McNally

                                POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: May 30, 2002                     /s/ Drew T. Kagan
                                        ----------------------------------------
                                        Drew T. Kagan

                                POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: June 21, 2004                    /s/ Douglas R. Van Scoy
                                        ----------------------------------------
                                        Douglas R. Van Scoy

                                POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: November 24, 2004                /s/ James L. Roberts
                                        ----------------------------------------
                                        James L. Roberts

                                POWER OF ATTORNEY
                                 WITH RESPECT TO
                         MASTER INVESTMENT PORFOLIO AND
                         BARCLAYS GLOBAL INVESTORS FUNDS

Know all men by these presents that Leo Soong, a Trustee of Master Investment Portfolio and Barclays Global Investors Funds (together, the "Trusts"), whose name and signature appears below, constitutes and appoints Lee T. Kranefuss, Michael A. Latham, Alexandra Poe and Leonard A. Pierce, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Trusts of which he is now or is on the date of such filing a Trustee of the Trusts, (ii) any application, notice or other filings with the Securities and Exchange Commission, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Trusts to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                December 11, 2005


/s/ Leo Soong
---------------------------------
Name: LEO SOONG

                                POWER OF ATTORNEY
                                 WITH RESPECT TO
                         MASTER INVESTMENT PORFOLIO AND
                         BARCLAYS GLOBAL INVESTORS FUNDS

Know all men by these presents that Mary G.F. Bitterman, a Trustee of Master Investment Portfolio and Barclays Global Investors Funds (together, the "Trusts"), whose name and signature appears below, constitutes and appoints Lee
T. Kranefuss, Michael A. Latham, Alexandra Poe and Leonard A. Pierce, as her attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Trusts of which she is now or is on the date of such filing a Trustee of the Trusts, (ii) any application, notice or other filings with the Securities and Exchange Commission, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in her name and on her behalf in the capacities indicated to enable the Trusts to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                December 11, 2005


/s/ Mary G.F. Bitterman
-------------------------------------
Name: Mary G.F. Bitterman

                                POWER OF ATTORNEY
                                 WITH RESPECT TO
                         MASTER INVESTMENT PORFOLIO AND
                         BARCLAYS GLOBAL INVESTORS FUNDS

Know all men by these presents that Lee T. Kranefuss, a Trustee of Master Investment Portfolio and Barclays Global Investors Funds (together, the "Trusts"), whose name and signature appears below, constitutes and appoints Michael A. Latham, Alexandra Poe and Leonard A. Pierce, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Trusts of which he is now or is on the date of such filing a Trustee of the Trusts, (ii) any application, notice or other filings with the Securities and Exchange Commission, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Trusts to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                December 12, 2005


/s/ Lee T. Kranefuss
-------------------------------------
Name: LEE T. KRANEFUSS

                                POWER OF ATTORNEY
                                 WITH RESPECT TO
                         MASTER INVESTMENT PORFOLIO AND
                         BARCLAYS GLOBAL INVESTORS FUNDS

Know all men by these presents that A. John Gambs, a Trustee of Master Investment Portfolio and Barclays Global Investors Funds (together, the "Trusts"), whose name and signature appears below, constitutes and appoints Lee
T. Kranefuss, Michael A. Latham, Alexandra Poe and Leonard A. Pierce, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Trusts of which he is now or is on the date of such filing a Trustee of the Trusts, (ii) any application, notice or other filings with the Securities and Exchange Commission, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Trusts to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                 April 17, 2006


/s/ A. John Gambs
-------------------------------------
Name: A. JOHN GAMBS

                                POWER OF ATTORNEY
                                 WITH RESPECT TO
                         MASTER INVESTMENT PORFOLIO AND
                         BARCLAYS GLOBAL INVESTORS FUNDS

Know all men by these presents that Wendy Paskin-Jordan, a Trustee of Master Investment Portfolio and Barclays Global Investors Funds (together, the "Trusts"), whose name and signature appears below, constitutes and appoints Lee
T. Kranefuss, Michael A. Latham, Alexandra Poe and Leonard A. Pierce, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Trusts of which he is now or is on the date of such filing a Trustee of the Trusts, (ii) any application, notice or other filings with the Securities and Exchange Commission, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Trusts to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

                                 April 18, 2006


/s/ Wendy Paskin-Jordan
-------------------------------------
Name: WENDY PASKIN-JORDAN

                                  EXHIBIT INDEX

(b)(1)   Amended and Restated Bylaws

(e)(2)   Form of Underwriting Agreement

(h)(1)   Form of Administration Agreement

(h)(10)  Form of Third Party Feeder Fund Agreement

(i)      Opinion of Ropes & Gray LLP

(j)(1)   Consent of Ropes & Gray LLP

(j)(2)   Consent of KPMG LLP

(j)(3)   Consent of PricewaterhouseCoopers LLP

(m)(1)   Form of Distribution and Shareholder Servicing Plan